                                            1933 Act Registration No.:  33-48299
                                           1940 Act Registration No.:  811-06046

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1997
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-48299)
                         Pre-Effective Amendment No.
                                                    ----
                        Post-Effective Amendment No. 13
                                                    ----
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                          (Registration No. 811-06046)
                              Amendment No.    14
                                            -------
                        (Check appropriate box or boxes)

                             PIPER GLOBAL FUNDS INC.
                             -----------------------

               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
          (Address of Principal Executive Offices)            (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            --------------
                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402


It is proposed that this filing will become effective (check box):


   X       immediately upon filing pursuant to paragraph (b) of rule 485
-------
           on (specify date) pursuant to paragraph (b) of rule 485
-------
           75 days after filing pursuant to paragraph (a) of rule 485, unless
------- effectiveness is accelerated by the staff of the Securities and Exchange Commission on (specify date) pursuant to paragraph (a) of rule 485
-------

                             PIPER GLOBAL FUNDS INC.
                       Registration Statement on Form N-1A
                           --------------------------

                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                           --------------------------

Item No.                                 Prospectus Heading
--------                                 ------------------
1. Cover Page. . . . . . . . . . . . . . Cover Page (no caption)

2. Synopsis  . . . . . . . . . . . . . . Fund Descriptions

3. Condensed Financial Information . . . Fund Descriptions

4. General Description of Registrant . . Fund Descriptions

5. Management of the Fund. . . . . . . . Fund Descriptions

6. Capital Stock and Other Securities. . Managing Your Investment--Holding
                                         Shares

7. Purchase of Securities Being Offered. Managing Your Investment--Buying Shares

8. Redemption or Repurchase. . . . . . . Managing Your Investment--Selling
                                         Shares

9. Pending Legal Proceedings . . . . . . General Information

Heading                                  Statement of Additional Information
-------                                  -----------------------------------
10.Cover Page. . . . . . . . . . . . . . Cover Page (no caption)

11.Table of Contents . . . . . . . . . . Table of Contents

12.General Information and History . . . General Information; Pending
                                         Litigation

13.Investment Objectives and Policies. . Investment Objectives and Policies;
                                         Investment Restrictions

14.Management of the Fund. . . . . . . . Directors and Executive Officers

15.Control Persons and Principal
   Holders of Securities . . . . . . . . Capital Stock and Ownership of Shares

16.Investment Advisory and Other
   Services  . . . . . . . . . . . . . . Investment Advisory and Other Services

17.Brokerage Allocation and Other
   Practices . . . . . . . . . . . . . . Portfolio Transactions and Allocation
                                         of Brokerage

18.Capital Stock and Other Securities. . Capital Stock and Ownership of Shares

19.Purchase, Redemption and Pricing
   of Securities Being Offered . . . . . Net Asset Value and Public Offering
                                         Price; Redemption of Shares

20.Tax Status. . . . . . . . . . . . . . Taxation

21.Underwriters. . . . . . . . . . . . . Investment Advisory and Other
                                         Services; Portfolio Transactions and
                                         Allocation of Brokerage

22.Calculations of Performance Data. . . Performance Comparisons

23.Financial Statements. . . . . . . . . Financial Statements

--------------------------------------------------------------------------------
Prospectus - International Growth Funds
--------------------------------------------------------------------------------

                                                               PROSPECTUS

                                                               November 24, 1997

[LOGO]

INTERNATIONAL
GROWTH FUNDS

EMERGING MARKETS GROWTH FUND (Class A and Class B Shares)
--------------------------------------------------------------------------------

PACIFIC-EUROPEAN GROWTH FUND  (Class A and Class B shares)
--------------------------------------------------------------------------------


BEFORE YOU INVEST:

PLEASE READ THIS PROSPECTUS CAREFULLY, AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS, INCLUDING INFORMATION ON INVESTMENT POLICIES, RISKS AND FEES.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]


CONTENTS
--------------------------------------------------------------------------------
INVESTING IN PIPER INTERNATIONAL GROWTH FUNDS. .1

FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EMERGING MARKETS GROWTH FUND . . . . . . . . . .2   Investment objectives and
PACIFIC-EUROPEAN GROWTH FUND . . . . . . . . . .4   policies, risk
                                                    considerations, portfolio
                                                    managers, shareholder
                                                    expenses and financial
                                                    highlights

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------
INVESTMENT SECURITIES AND TECHNIQUES . . . . . .6   An overview of securities
                                                    and
RISK FACTORS . . . . . . . . . . . . . . . . . .8   investment techniques that
                                                    may be used by the funds
                                                    and their risks

MANAGING YOUR INVESTMENT
--------------------------------------------------------------------------------
BUYING SHARES . . . . . . . . . . . . . . . . .10   Practical information to
                                                    help you manage your
  Choosing a Share Class                            investment in Piper Funds
  Calculating Your Purchase Price
  Reducing the Front-End Sales Charge
  Investing Automatically
HOLDING SHARES  . . . . . . . . . . . . . . . .12
  Receiving Dividends and Other
   Distributions
  Taxing of Dividends and Other
   Distributions
  Exchanging Shares
  Conducting Transactions by Phone
  Staying Informed
SELLING SHARES . . . . . . . . . . . . . . . . 14
  Receiving the Proceeds
  Paying the Contingent Deferred Sales
   Charge
  Taking Systematic Withdrawals
  Reinvesting After a Sale


--------------------------------------------------------------------------------
GENERAL INFORMATION . . . . . . . . . . . . . .15

INVESTING IN PIPER
-------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUNDS
-------------------------------------------------------------------------------

PIPER INTERNATIONAL GROWTH FUNDS SEEK TO PROVIDE YOU WITH LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMMON STOCKS OF COMPANIES LOCATED BEYOND U.S. BORDERS. EMERGING MARKETS GROWTH FUND AND PACIFIC-EUROPEAN GROWTH FUND ARE ADVISED BY PIPER CAPITAL MANAGEMENT INCORPORATED.


BEFORE YOU INVEST:


KNOW YOUR GOALS
--------------------------------------------------------------------------------
One or both of these funds may be appropriate for your investment portfolio if:

-   You want to diversify your portfolio with international investments.

- You have a long-term investment horizon and are targeting capital appreciation.


- You are willing to accept substantial volatility in the value of your shares.


If you want to avoid fluctuations in the value of your principal -- or if you have a short-term investment horizon -- you should consider other investment vehicles. Piper International Growth Funds were not designed to meet these goals.


UNDERSTAND THE RISKS
--------------------------------------------------------------------------------
While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember: You could lose money with these investments. Safety of principal is not guaranteed. Risks associated with these funds are outlined in the following pages.

USE YOUR PROSPECTUS
--------------------------------------------------------------------------------
Please read this prospectus carefully and keep it on file for future reference. More detailed information about the funds is contained in their statement of additional information, which can be obtained from the funds at the address and phone number on the back cover. Further information is also available from your broker or by calling Piper Capital at 800 866-7778.

--------------------------------------------------------------------------------
                   1  Prospectus - International Growth Funds

FUND DESCRIPTIONS

EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
EMERGING MARKETS GROWTH FUND PURSUES ITS OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON STOCK FROM EMERGING MARKETS.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

Under normal market conditions, Emerging Markets Growth Fund invests at least 65% of its total assets in common stock from the world's emerging securities markets. Common stock includes foreign equity securities which are substantially similar to common stock in the U.S. It does not include convertible debt securities or foreign equity securities which are substantially similar to preferred stock in the U.S. Emerging securities markets include regions such as Latin America, Asia, Eastern Europe, the Middle East and Africa. The fund will maintain investments in at least three countries having emerging markets, except during defensive periods.


When making investment decisions, management first allocates assets among emerging markets. Considerations include prospects for relative growth among countries, expected levels of inflation, government policies influencing business conditions, the currency outlook and the range of opportunities available to international investors. Next, management looks at individual issuers within the selected markets, giving consideration to the issuer's competitive position, prospects for growth, managerial strength, underlying asset value, relative market value, earnings quality, and overall marketability.


In addition to investing directly in common stock, the fund may invest in American, European and Global Depository Receipts and in shares of investment companies or trusts which invest principally in securities in which the fund is authorized to invest. The fund may also invest in convertible debt securities. Up to 10% of the fund's assets may be invested in rights or warrants to purchase common stock.

For temporary defensive purposes, the fund may invest without limitation in U.S. dollar denominated or foreign currency denominated cash or in short-term money market securities. To facilitate portfolio management and mitigate risk, the fund may engage in foreign currency, options and futures transactions, purchase or sell securities on a when-issued or forward commitment basis, and enter into repurchase agreements. Use of these practices may increase the volatility of the fund's net asset value.

RISK CONSIDERATIONS
--------------------------------------------------------------------------------
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market. See pages 8-9 for more information on market risk, company risk and sector risk.

International investing involves risks not typically associated with U.S. investing. These include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation. The risks of foreign investing are particularly significant in emerging markets.


INVESTING IN EMERGING MARKETS GENERALLY INVOLVES EXPOSURE TO ECONOMIC STRUCTURES THAT ARE LESS DIVERSE AND MATURE AND POLITICAL SYSTEMS THAT ARE LESS STABLE THAN THOSE OF DEVELOPED COUNTRIES.


See pages 6-9 for more information about the risks of foreign investing and other risks associated with this fund. See "Non-Diversification Risk" on page 9 for an explanation of additional risks which apply because the fund is not diversified.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
RICHARD MUCKART is investment director and head of emerging markets investing for Edinburgh Fund Managers plc, Scotland, sub-advisor to the fund.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
As a shareholder, you pay expenses both directly and indirectly. Figures below show expenses for the past year.

SHAREHOLDER TRANSACTION EXPENSES                         CLASS A       CLASS B
                                                         ---------------------
Maximum front-end sales charge on purchases. . . . . . .  4.00%         none
  (AS A % OF OFFERING PRICE)
Maximum deferred sales charge. . . . . . . . . . . . . .  none(1)       4.00%
  (AS A % OF  NET ASSET VALUE AT PURCHASE
  OR REDEMPTION, WHICHEVER IS LESS)


FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee(2). . . . . . . . . . . . . . . . . . . .  1.00%         1.00%
12b-1 fee (after class A share fee limitation)(3,4). . .  0.33%         1.00%
Other expenses (after expense reimbursements)(4) . . . .  0.67%         0.64%
                                                          -----         -----
Total operating expenses
  (after fee limitation and expense reimbursements)(4) .  2.00%         2.64%

(1) Except for investments of $500,000 or more. See "Paying the Contingent Deferred Sales Charge," page 14.

(2)  Includes a sub-advisor fee. See  "How the Funds Are Managed," page 15.

(3) Due to the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

--------------------------------------------------------------------------------
EXPENSES ON A $1,000 INVESTMENT
--------------------------------------------------------------------------------
The example below shows the expenses you would pay on a $1,000 investment over various time periods. It assumes you reinvested all distributions and received a 5% annual return. PLEASE NOTE: THIS IS ONLY AN EXAMPLE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES COULD VARY.


                               CLASS A        CLASS B            CLASS B
                                        Assuming redemption    Assuming no
                                         at end of period       redemption
                               -------------------------------------------
1 year . . . . . . . . . .      $59            $67                 $27
3 years. . . . . . . . . .     $100           $112                 $82
5 years. . . . . . . . . .     $143           $160                $140
10 years . . . . . . . . .     $263           $268(5)             $268(5)


(4) If Piper Jaffray and Piper Capital had not voluntarily limited fees and reimbursed expenses, the class A share 12b-1 fee would have been 0.50%, other expenses would have been 1.84% for class A shares and 1.39% for class B shares, and total operating expenses would have been 3.34% for class A shares and 3.39% for class B shares. Fee limitations and expense reimbursements reflected in the table may be discontinued at any time after fiscal 1998 year end.


(5) Assumes class B shares are purchased on January 1 and convert to class A shares at the beginning of the sixth full calendar year following the year of purchase.

-------------------------------------------------------------------------------
                   2  Prospectus - International Growth Funds

FUND DESCRIPTIONS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The following information has been audited by KPMG Peat Marwick LLP, independent auditors.
--------------------------------------------------------------------------------


                                                                               Period from                        Period from
CLASS A SHARES                                                     Year ended   7/1/96 to        Year ended      11/9/93(1) to
                                                                     9/30/97     9/30/96     6/30/96(2)  6/30/95    6/30/94
                                                                   -----------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period . . . . . . . . . . . . . .        $ 8.85       $8.84       $7.20       $9.14      $10.00
                                                                        ------       -----       -----       -----      ------
Operations:
  Net investment income . . .  . . . . . . . . . . . . . . . . .          0.02          --        0.01          --        0.01
  Net realized and unrealized gains (losses) on investments  . .          2.10        0.01        1.63       (1.94)      (0.87)
                                                                        ------       -----       -----       -----      ------
  Total from operations  . . . . . . . . . . . . . . . . . . . .          2.12        0.01        1.64       (1.94)      (0.86)
                                                                        ------       -----       -----       -----      ------
Distributions to shareholders:
  From net investment income . . . . . . . . . . . . . . . . . .         (0.01)         --          --          --          --
                                                                        ------       -----       -----       -----      ------
Net asset value, end of period . . . . . . . . . . . . . . . . .        $10.96       $8.85       $8.84       $7.20       $9.14
                                                                        ------       -----       -----       -----      ------
                                                                        ------       -----       -----       -----      ------

SELECTED INFORMATION

Total return(3)[BAR GRAPH] . . . . . . . . . . . . . . . . . . .         23.91%       0.11%      22.78%     (21.23%)     (8.60%)

Net assets, end of period (in millions). . . . . . . . . . . . .           $17          14          14          23          28
Ratio of expenses to average daily net assets. . . . . . . . . .          2.00%       2.00%(4)    2.00%       2.00%       2.00%(4)
Ratio of net investment income (loss) to average
  daily net assets . . . . . . . . . . . . . . . . . . . . . . .          0.17%       0.26%(4)    0.15%      (0.03%)      0.14%(4)
Average commission rate paid on portfolio transactions(5). . . .         $0.0007     $0.0009       --          --          --
Portfolio turnover rate (excluding short-term securities). . . .           105%          0%        140%        161%         78%
Ratios before waivers by the advisor and distributor:
  Of expenses to average daily net assets. . . . . . . . . . . .          3.34%       4.09%(4)    3.54%       3.47%       3.10%(4)
  Of net investment loss to average daily net assets . . . . . .         (1.17%)     (1.83%)(4)  (1.39%)     (1.50%)     (0.96%)(4)

------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                                       Period from
                                                                    2/18/97(6) to
                                                                        9/30/97
                                                                     ------------
PER SHARE DATA
Net asset value, beginning of period  . . . . . . . . . . . . . .       $10.13
                                                                        ------
Operations:
  Net realized and unrealized gains on investments. . . . . . . .         0.73
                                                                        ------
Net asset value, end of period  . . . . . . . . . . . . . . . . .       $10.86
                                                                        ------
                                                                        ------
SELECTED INFORMATION
Total return(3). . . . . . . . . . . . . . . . . . . . . . . . .          7.21%
Net assets, end of period (in thousands) . . . . . . . . . . . .          $310
Ratio of expenses to average daily net assets. . . . . . . . . .          2.64%(4)
Ratio of net investment income to average
  daily net assets . . . . . . . . . . . . . . . . . . . . . . .          0.03%(4)
Average commission rate paid on portfolio transactions(5). . . .         $0.0007
Portfolio turnover rate (excluding short-term securities). . . .           105%
Ratios before waivers by the advisor:
  Of expenses to average daily net assets  . . . . . . . . . . .          3.39%(4)
  Of net investment loss to average daily net assets . . . . . .         (0.72%)(4)

(1)  Commencement of operations of Hercules Latin American Value Fund.

(2) The fund commenced operations and acquired the net assets of Hercules Latin American Value Fund on 6/21/96 via a tax-free reorganization. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition. Consequently, the information presented for Emerging Markets Growth Fund prior to 6/21/96 represents the financial history of the Hercules fund. As a result of the reorganization, the fund's sub-advisor changed from Bankers Trust Company to Edinburgh Fund Managers plc. On 7/18/95, shareholders approved a change in the fund's investment manager from Hercules International Management LLC to the advisor.

(3) Total return assumes reinvestment of distributions and does not reflect a sales charge.

(4)  Annualized.

(5) Disclosed in accordance with guidelines adopted in 1996. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(6)  Commencement of offering of class B shares.

--------------------------------------------------------------------------------
                   3  Prospectus - International Growth Funds

FUND DESCRIPTIONS

PACIFIC-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------
PACIFIC-EUROPEAN GROWTH FUND PURSUES ITS OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON STOCK OF COMPANIES LOCATED IN THE PACIFIC BASIN OR IN EASTERN OR WESTERN EUROPE.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

Under normal market conditions, Pacific-European Growth Fund invests at least 65% of its total assets in common stock of companies located in at least three countries of the Pacific Basin or Europe. Common stock includes foreign equity securities which are substantially similar to common stock in the U.S. It does not include convertible debt securities or foreign equity securities which are substantially similar to preferred stock in the U.S. The fund's assets will be allocated between the Pacific Basin and Europe based on management's views of the opportunities for long-term capital appreciation in those regions.


When selecting securities within a country, management emphasizes companies which appear undervalued in the marketplace in relation to such factors as their assets, earnings and growth potential. Management also seeks companies that are positioned to take advantage of specific economic and political factors which are likely to result in growth for their industries.


Up to 25% of the fund's total assets may be invested in other areas of the world as opportunities for long-term capital appreciation become available. The fund does not invest in stocks of U.S. companies.

In addition to investing directly in common stock, the fund may invest in American, European and global depository receipts, and in shares of investment companies or trusts which invest principally in securities in which the fund is authorized to invest. The fund may also invest in convertible debt securities. Up to 10% of the fund's assets may be invested in rights or warrants to purchase common stock.

For temporary defensive purposes, the fund may invest without limitation in U.S. dollar denominated or foreign currency denominated cash or in short-term money market securities. To facilitate portfolio management and mitigate risk, the fund may engage in foreign currency, options and futures transactions, purchase or sell securities on a when-issued or forward commitment basis, and enter into repurchase agreements. Use of these practices may increase the volatility of the fund's net asset value.

RISK CONSIDERATIONS
--------------------------------------------------------------------------------
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular issuer, industry or sector of the market. See pages 8-9 for more information on market risk, company risk and sector risk.

International investing involves risks not typically associated with U.S. investing. These include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation. The risks of foreign investing are higher in emerging markets, a category that includes many Pacific Basin, Eastern European and other countries in which the fund may invest. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature and political systems that are less stable than those of developed countries. For more information about the risks of foreign investing, see pages 8-9.


The investment securities and techniques used by this fund present other risks as well. See pages 6-9 for more information.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

RICHARD MUCKART is investment director and head of emerging markets investing for Edinburgh Fund Managers plc, Scotland, sub-advisor to the fund.

--------------------------------------------------------------------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
As a shareholder, you pay expenses both directly and indirectly. Figures below show expenses for the past year.

SHAREHOLDER TRANSACTION EXPENSES                         CLASS A       CLASS B
                                                         ---------------------
Maximum front-end sales charge on purchases. . . . . . .  4.00%          none
  (AS A % OF OFFERING PRICE)
Maximum deferred sales charge. . . . . . . . . . . . . .  none(1)        4.00%
  (AS A % OF  NET ASSET VALUE AT PURCHASE
  OR REDEMPTION, WHICHEVER IS LESS)


FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee(2). . . . . . . . . . . . . . . . . . . .  0.75%          0.75%
12b-1 fee (after class A share fee limitation)(3,4). . .  0.33%          1.00%
Other expenses . . . . . . . . . . . . . . . . . . . . .  0.64%          0.69%
                                                          -----          -----
Total operating expenses (after fee limitation)(4) . . .  1.72%          2.44%


EXPENSES ON A $1,000 INVESTMENT
--------------------------------------------------------------------------------
The example below shows the expenses you would pay on a $1,000 investment over various time periods. It assumes you reinvested all distributions and received a 5% annual return. PLEASE NOTE: THIS IS ONLY AN EXAMPLE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES COULD VARY.


                               CLASS A          CLASS B            CLASS B
                                          Assuming redemption    Assuming no
                                           at end of period       redemption
                               ---------------------------------------------

1 year . . . . . . . . . .      $57              $65               $25
3 years. . . . . . . . . .      $92             $106               $76
5 years. . . . . . . . . .     $130             $150              $130
10 years . . . . . . . . .     $235             $244(5)           $244(5)

(1) Except for investments of $500,000 or more. See "Paying the Contingent Deferred Sales Charge," page 14.

(2)  Includes a sub-advisor fee. See  "How the Funds Are Managed," page 15.

(3) Due to the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(4) If Piper Jaffray had not voluntarily limited fees, the class A share 12b-1 fee would have been 0.50% and total operating expenses for class A shares would have been 1.89%. Voluntary 12b-1 fee limitations may be discontinued at any time after fiscal 1998 year end.


(5) Assumes class B shares are purchased on January 1 and convert to class A shares at the beginning of the sixth full calendar year following the year of purchase.

--------------------------------------------------------------------------------
                   4  Prospectus - International Growth Funds

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The following information has been audited by KPMG Peat Marwick LLP, independent auditors.
--------------------------------------------------------------------------------


                                                              Period from                                               Period from
CLASS A SHARES                                      Year ended 3/1/96 to                    Year ended                 4/27/90(1) to
                                                     9/30/97  9/30/96(3)  2/29/96  2/28/95  2/28/94  2/28/93(2) 2/29/92  2/28/91
                                                    --------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period . . . . . . .    $12.94    $13.86    $12.73    $15.44    $10.81    $10.53    $10.18  $10.97
                                                      ------    ------    ------    ------    ------    ------    ------  ------
Operations:
     Net investment income (loss). . . . . . . . .     (0.04)     0.07      0.05     (0.03)    (0.03)       --      0.06    0.20
     Net realized and unrealized gains (losses)
       on investments. . . . . . . . . . . . . . .      0.95     (0.28)     2.03     (1.63)     4.72      0.28      0.37   (0.79)
                                                      ------    ------    ------    ------    ------    ------    ------  ------
     Total from operations . . . . . . . . . . . .      0.91     (0.21)     2.08     (1.66)     4.69      0.28      0.43   (0.59)
                                                      ------    ------    ------    ------    ------    ------    ------  ------
Distributions to shareholders:
     From net investment income. . . . . . . . . .     (0.03)       --     (0.05)       --        --        --     (0.06)  (0.20)
     From net realized gains on investments. . . .     (0.32)    (0.71)    (0.90)    (1.05)    (0.06)       --        --      --
     Tax return of capital . . . . . . . . . . . .        --        --        --        --        --        --     (0.02)     --
                                                      ------    ------    ------    ------    ------    ------    ------  ------
     Total distributions to shareholders:. . . . .     (0.35)    (0.71)    (0.95)    (1.05)    (0.06)       --     (0.08)  (0.20)
                                                      ------    ------    ------    ------    ------    ------    ------  ------
Net asset value, end of period . . . . . . . . . .    $13.50    $12.94    $13.86    $12.73    $15.44    $10.81    $10.53  $10.18
                                                      ------    ------    ------    ------    ------    ------    ------  ------
                                                      ------    ------    ------    ------    ------    ------    ------  ------

SELECTED INFORMATION

Total return(4) [BAR GRAPH]. . . . . . . . . . . .      7.25%    (1.66%)   16.70%   (11.09%)   43.45%     2.66%     4.44%  (5.03%)

Net assets, end of period (in millions). . . . . .       $79      $172      $163      $154      $166       $60       $36     $34
Ratio of expenses to average daily net assets. . .      1.72%     1.64%(5)  1.55%     1.76%     1.81%     2.25%     1.92%   1.77%(5)
Ratio of net investment income (loss) to
   average daily net assets. . . . . . . . . . . .     (0.28%)    0.29%(5)  0.36%    (0.19%)   (0.29%)    0.03%     0.60%   2.36%(5)
Average commission rate paid on portfolio
   transactions(6) . . . . . . . . . . . . . . . .     $0.0212   $0.0173      --        --        --        --        --      --
Portfolio turnover rate (excluding
  short-term securities) . . . . . . . . . . . . .        32%       49%       65%       57%       52%       59%       69%     10%
Ratios before waivers by the advisor and distributor:
     Of expenses to average daily net assets . . .      1.89%     1.83%(5)  1.73%     1.98%     2.01%     2.59%       NA      NA
     Of net investment income (loss) to average
        daily net assets . . . . . . . . . . . . .     (0.45%)    0.10%(5)  0.18%    (0.41%)   (0.49%)   (0.31%)      NA      NA

CLASS B SHARES                                                     Period from
                                                                  2/18/97(7) to
                                                                     9/30/97
                                                                   ------------
PER SHARE DATA
Net asset value, beginning of period . . . . . . .                   $12.55
                                                                     ------
Operations:
     Net investment loss . . . . . . . . . . . . .                    (0.01)
     Net realized and unrealized gains
       on investments. . . . . . . . . . . . . . .                     0.94
                                                                     ------
     Total from operations . . . . . . . . . . . .                     0.93
Distributions to shareholders:
     From net investment income. . . . . . . . . .                    (0.01)
                                                                     ------
Net asset value, end of period . . . . . . . . . .                   $13.47
                                                                     ------
                                                                     ------
SELECTED INFORMATION
Total return(4). . . . . . . . . . . . . . . . . .                     7.40%
Net assets, end of period (in thousands) . . . . .                      $55
Ratio of expenses to average daily net assets. . .                     2.44%(5)
Ratio of net investment loss to
   average daily net assets. . . . . . . . . . . .                    (0.24%)(5)
Average commission rate paid on portfolio
   transactions(6) . . . . . . . . . . . . . . . .                    $0.0212
Portfolio turnover rate (excluding
   short-term securities). . . . . . . . . . . . .                       62%

(1)  Commencement of operations.

(2) The fund converted from a closed-end investment company to an open-end investment company on 8/31/92. Information for periods prior to conversion are based on the fund's operations as a closed-end fund. Fiscal 1993 expenses include 0.32% related to the conversion.

(3) On 6/21/96, the fund acquired the net assets of Hercules European Value Fund and Hercules Pacific Basin Value Fund via a tax-free reorganization.

(4) Total return assumes reinvestment of distributions and does not reflect a sales charge.

(5)  Annualized.

(6) Disclosed in accordance with guidelines adopted in 1996. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(7)  Commencement of offering of class B shares.

-------------------------------------------------------------------------------
                      5  Prospectus - International Growth Funds

PORTFOLIO OVERVIEW

INVESTMENT SECURITIES AND TECHNIQUES
-------------------------------------------------------------------------------
THIS TABLE LISTS INVESTMENT SECURITIES AND TECHNIQUES USED BY THE FUNDS AND NOTES ANY INVESTMENT LIMITATIONS AS A PERCENTAGE OF PORTFOLIO ASSETS. IT ALSO LISTS THE PRINCIPAL RISK FACTORS RELATED TO THEIR USE, WHICH ARE EXPLAINED IN GREATER DETAIL ON THE FOLLOWING PAGES.


 10   MAXIMUM PERCENT OF TOTAL ASSETS
/10/  MAXIMUM PERCENT OF NET ASSETS
  y   PERMITTED WITHOUT LIMITATION

                                                                             EMERGING MARKETS     PACIFIC-EUROPEAN
                                                                                GROWTH FUND         GROWTH FUND
INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRs)  . . . . . . . . . . . . . . . . . . . . .         y                    y
are U.S. dollar denominated securities designed for use in the U.S. securities markets which represent and may be converted into the underlying foreign security. Company, Currency, Foreign Securities Markets, Foreign Tax,
Information, Investment and Repatriation, Market, Political and Economic, Sector

COMMON STOCKS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         y                    y
are securities that represent a share of ownership in a corporation.  Common stocks include foreign equity securities which are substantially similar to common stocks in the U.S.  Such foreign equity securities may have voting and distribution rights which differ from those of common stocks in the U.S.
Company, Foreign Securities Markets, Foreign Tax, Information, Investment and
Repatriation, Market, Political and Economic, Sector

CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35                   35
are corporate debt securities that can be converted, at the option of the owner, into the common stock of the issuer.  Company, Foreign Securities Markets,
Foreign Tax, Information, Interest Rate, Investment and Repatriation, Market,
Political and Economic, Sector

EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS (EDRs, GDRs) . . . . . . . . . . . . .         y                    y
are U.S. dollar denominated securities, designed for use in European and other
non-U.S. securities markets, which represent and may be converted into the underlying foreign security. Company, Currency, Foreign Securities Markets,
Foreign Tax, Information, Investment and Repatriation, Market, Political and
Economic, Sector

FOREIGN CURRENCY CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . .         y                    y
are negotiated agreements to purchase or sell a given amount of foreign currency at a specified price and future date. They are generally used by a fund to hedge currency risk. Credit, Currency, Hedging , Leverage, Liquidity, Market

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         y(1)                 y(1)
require the holder to buy or sell securities or foreign currencies at a specified price on a specified date. Some are contracts to make a cash settlement on a future date in an amount determined by the value of a financial index (such as the S&P 500 Index) on the last day of the contract. A fund generally buys or sells futures as protection against fluctuations in the value of its portfolio without actually buying or selling securities. Currency,
Hedging, Leverage, Market

     OPTIONS ON FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .         y(1)                 y(1)
     give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A fund generally uses these for the same purposes as futures contracts.  Currency, Hedging, Leverage,
     Market

ILLIQUID SECURITIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         /15/                /15/
cannot be sold in the ordinary course of business within seven days at approximately the price at which they are valued.  Liquidity
-------------------------------------------------------------------------------
                    6  Prospectus - International Growth Funds



PORTFOLIO OVERVIEW

INVESTMENT SECURITIES AND TECHNIQUES  (CONTINUED)
--------------------------------------------------------------------------------

OPTIONS ON SECURITIES AND FOREIGN CURRENCIES . . . . . . . . . . . . . . . . .         y                    y
are contracts which give the holder the right, in return for the premium paid, to buy or sell securities or foreign currencies prior to the expiration of the option, at the option exercise price. The writer of the option is then obligated to either deliver or purchase the securities or currency.  Company, Credit,
Currency, Hedging, Market, Leverage, Liquidity, Sector

RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10(2)                10(2)
are short-term options to buy stock at a fixed price issued to existing shareholders. Company, Foreign Securities Markets, Foreign Tax, Information,
Investment and Repatriation, Market, Political and Economic, Sector

SHORT-TERM MONEY MARKET SECURITIES . . . . . . . . . . . . . . . . . . . . . .         35(3)                35(3)
include short-term securities issued by the U.S. or a foreign government, their agencies or instrumentalities, time deposits, bank certificates of deposit, bankers' acceptances, high-grade commercial paper and other money market instruments.  Credit, Interest Rate

WARRANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10(2)                10(2)
are long-term options to buy stock at a fixed price, sometimes attached to the sale of a new stock or bond issue to make the issue more attractive. Company,
Foreign Securities Markets, Foreign Tax, Information, Investment and
Repatriation, Market, Political and Economic, Sector

INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

BORROWING  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10                   10
is permitted for temporary or emergency purposes only. Interest paid on borrowed funds reduces earnings. Each fund's policy on borrowing cannot be changed without shareholder approval. Leverage

CURRENCY TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         y                    y
The direct trading or holding of foreign currencies as an asset. Currency

REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         y                    y
The fund purchases securities on the condition that the seller will buy them back at a set time and price, plus interest. Each fund may enter into repurchase agreements for securities issued or guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. Credit,
Interest Rate

WHEN ISSUED AND FORWARD COMMITMENTS  . . . . . . . . . . . . . . . . . . . . .         y                    y
The purchase or sale of a security at a future date for a predetermined price.
Securities may decrease in value prior to their delivery. Company, Leverage,
Market, Sector

MANY OF THE SECURITIES IDENTIFIED ABOVE ARE CONSIDERED DERIVATIVE SECURITIES. A DERIVATIVE IS A FINANCIAL INSTRUMENT WHOSE VALUE IS BASED ON ANOTHER SECURITY, INDEX, REFERENCE RATE (FOR EXAMPLE, INTEREST OR CURRENCY EXCHANGE RATE) OR OTHER ASSET. THESE SECURITIES HAVE VARYING TYPES AND DEGREES OF RISK, AS DESCRIBED ABOVE.

(1) A fund's use of futures contracts and options on futures contracts will be limited by regulations of the Commodity Futures Trading Commission.

(2) A fund may invest up to 10% of its total assets, in the aggregate, in rights or warrants to purchase common stocks.

(3) A fund may invest without limitation in these securities for temporary defensive purposes. Time deposits are considered illiquid and subject to each fund's limitation on investing in illiquid securities.

--------------------------------------------------------------------------------
                                  7  Prospectus - International Growth Funds

PORTFOLIO OVERVIEW

RISK FACTORS
-------------------------------------------------------------------------------
A SUMMARY OF THE PRINCIPAL RISKS WHICH APPLY TO EACH FUND IS PROVIDED IN "FUND DESCRIPTIONS." MORE DETAIL REGARDING THESE AND OTHER RISKS ASSOCIATED WITH INVESTMENT SECURITIES AND TECHNIQUES USED BY PIPER INTERNATIONAL GROWTH FUNDS IS PROVIDED BELOW.

COMPANY RISK


Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.


CREDIT RISK

The issuer of a security or the other party to a contract, such as a repurchase agreement, could default on its financial obligation causing a loss in a fund's portfolio.

CURRENCY RISK

The value of a fund's securities in U.S. dollars will vary with increases and decreases in the exchange rate. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of securities denominated in that currency. That will, in turn, cause a decline in the fund's net asset value, net investment income, and capital gains, if any. The exchange rate between the U.S. dollar and other currencies is determined by many factors, including the supply and demand for particular currencies, central bank efforts to support currencies, the movement of interest rates, the price of oil, the pace of economic activity in industrial countries, and other economic and financial conditions affecting the world economy.

FOREIGN SECURITIES MARKET RISK

Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly those of emerging securities markets, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

FOREIGN TAX RISK


Each fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the statement of additional information for details.

HEDGING RISK

Successful use of a hedging instrument depends on the advisor's or sub-advisor's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of a hedging instrument will reduce or eliminate gains. In addition, changes in the price of a hedging instrument may not correlate perfectly with changes in the market value of the securities subject to that hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.


INFORMATION RISK

Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those which apply to U.S. companies. As a result, less information may be available concerning non-U.S. issuers or securities held by a fund. Accounting and financial reporting standards in emerging markets may be especially lacking.


INTEREST RATE RISK

Generally, rising interest rates cause a decline in market prices of existing debt securities, because investors may purchase new debt securities at a higher rate of interest. Falling interest rates generally cause market prices of existing debt securities to rise.

INVESTMENT AND REPATRIATION RESTRICTION RISK

Some countries, particularly emerging markets, restrict to varying degrees foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

LEVERAGE RISK

Leverage is a speculative technique that involves the use of a relatively small amount of money to produce a potentially large gain or loss. Securities or practices (such as borrowing) that can multiply small index or market movements into large changes in value involve leverage risk.

--------------------------------------------------------------------------------
                8  Prospectus - International Growth Funds

PORTFOLIO OVERVIEW

--------------------------------------------------------------------------------

LIQUIDITY RISK


A fund may not be able to sell an illiquid security at the desired time and price. It may have to accept a lower price or sell other securities instead at a time when the sale of those securities might not be advantageous. The sale of illiquid securities often requires more time and results in higher selling expenses than the sale of liquid securities.

Each fund may invest without limitation in certain types of securities which have historically been considered illiquid, but only if they are determined to be liquid under procedures adopted by the board of directors. These include unregistered securities which can be resold, without registration, to qualified institutional buyers (Rule 144A securities). Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

MARKET RISK

All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.


NON-DIVERSIFICATION RISK

Because the Emerging Markets Growth Fund is not diversified, it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. This involves an increased risk of loss to the fund if the fair market values of such securities decline.

POLITICAL AND ECONOMIC RISK

Investing in securities of non-U.S. companies exposes the funds to additional risks. Nationalization, expropriation or special taxation, currency blockage, political changes, government regulation, social instability or diplomatic developments could adversely affect the economy of a country or a fund's investment in that country.


SECTOR RISK

The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Large concentrations in specific industries will increase sector risk. No fund will invest 25% or more of its total assets in any one industry.

--------------------------------------------------------------------------------
                      9  Prospectus - International Growth Funds

MANAGING YOUR INVESTMENT

BUYING SHARES
--------------------------------------------------------------------------------
YOU MAY BECOME A SHAREHOLDER IN PIPER FUNDS WITH AN INITIAL INVESTMENT OF $250 OR MORE. ADD TO YOUR EXISTING INVESTMENT WITH ANY AMOUNT, AT ANY TIME. SIMPLY CALL YOUR PIPER JAFFRAY INVESTMENT EXECUTIVE OR ANOTHER AUTHORIZED BROKERAGE FIRM.

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
You may purchase class A shares or class B shares of Piper International Growth Funds. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES

If you are making an investment that qualifies for a reduced sales charge, class A shares may be best for you. Class A shares feature:

-    A front-end sales charge, as described below.

-    Lower annual expenses than class B shares.
     (See "Fund Descriptions.")

CLASS B SHARES

If you want to avoid a front-end sales charge because you want all your money to go to work immediately, you may prefer class B shares. Class B shares feature:

-    No front-end sales charge.

-    Higher annual expenses than class A shares.

- A contingent deferred sales charge if you redeem your shares within five years after the calendar year of purchase.

- Automatic conversion to class A shares at the beginning of the sixth year following the calendar year of purchase, thereby reducing future annual expenses.

CLASS Y  (INSTITUTIONAL) SHARES

Through a separate prospectus, Pacific-European Growth Fund also offers class Y shares, available to investors making an initial investment of $1 million or more. Class Y shares feature:

-    No sales charges.

-    Lower annual expenses than class A or B.

     For more information, call your broker or Mutual Fund Services at 800 866-7778.

NOTE:

If your investment qualifies for a reduced sales charge as described below, class A shares will normally be the better choice. For that reason:

- Orders for class B shares for $250,000 or more will be treated as orders for class A shares.

- Orders for class B shares by an investor eligible to purchase class A shares without a front-end sales charge will be treated as orders for class A shares.

- For Pacific-European Growth Fund, orders for either class A or class B shares for $1 million or more will be treated as orders for class Y shares.

CALCULATING YOUR PURCHASE PRICE
--------------------------------------------------------------------------------
Your purchase price will be based on the next net asset value of your shares calculated after your broker receives your purchase order. The net asset value of each share is equal to the market value of the fund's investments and other assets, less any liabilities, divided by the number of fund shares.


CLASS A SHARES

Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. Piper Jaffray receives the sales charge you pay and, if you purchased shares through another brokerage firm, reallows a portion of the sales charge to that firm.

                                  Sales Charge                    Maximum
                                Paid by Investors               Reallowance
                       -------------------------------------------------------
                         (as a % of          (as a % of          (as a % of
Purchase amount        purchase price)    net asset value)     purchase price)
------------------------------------------------------------------------------
Up to $100,000 . . . . . . .4.00%. . . . . . . .4.17%. . . . . . . .3.75%
$100,000-249,999 . . . . . .3.25%. . . . . . . .3.36%. . . . . . . .3.00%
$250,000-499,999 . . . . . .2.50%. . . . . . . .2.56%. . . . . . . .2.25%
$500,000 and more. . . . .  None*. . . . . . .   None* . . . . . . .0.00%*

* A contingent deferred sales charge will be assessed if you redeem within 24 months. See "Selling Shares," page 14. Although you pay no front-end sales charge, Piper Jaffray and other brokerage firms receive fees for these sales of up to 1%.


CLASS B SHARES

Class B shares are sold at net asset value with no initial sales charge. However, if you redeem your shares during the calendar year in which they are purchased, or in any of the next five calendar years, you will pay a contingent deferred sales charge. See "Selling Shares," page 14.

--------------------------------------------------------------------------------
                     10  Prospectus - International Growth Funds

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------

REDUCING THE FRONT-END SALES CHARGE
--------------------------------------------------------------------------------
You may reduce, or even eliminate, the front-end sales charge on class A shares through the following purchase plans. For details, please consult your broker or the statement of additional information.

ACCUMULATION PRIVILEGE

Prior purchases of class A shares of any Piper fund (except a money market fund) will be factored into your sales charge calculation. For example, let's say you're making a $10,000 investment. If the current value or the original cost of all other Piper fund class A shares that you hold is $90,000 or greater, your current sales charge is reduced.


COMBINED PURCHASE PLAN

The accumulation privilege described above also applies to prior purchases of class A Piper fund shares in certain other accounts, such as your spouse's or child's account or your IRA. Qualified groups that invest as a unit may also combine purchases of class A shares to reduce sales charges.


LETTER OF INTENT

If you plan to invest $100,000 or more over a 13-month period in class A shares of any Piper fund, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.)

SPECIAL PURCHASE PLANS

Class A shares may be purchased without a sales charge by:

-    Investors in 401(k) or certain other qualified plans that offer Piper
     Funds.

- Investors purchasing shares through Piper Jaffray's Advantage program or other qualified wrap-fee accounts.

- Investors using the proceeds from the sale of any mutual fund not in the Piper Funds family, excluding money market funds. (This privilege is available for 30 days after the sale.)

-    Piper Capital clients purchasing shares for their advisory accounts.

- Employees, directors, or retirees of Piper Jaffray Companies or any of its subsidiaries, as well as certain relatives of these persons. Trust, pension, profit-sharing or other benefit plans for these individuals also may qualify.

- Employees of brokerage firms that have sales agreements with Piper Jaffray, their spouses and minor children.

- Trust companies or bank trust departments investing for discretionary accounts.

-    Piper Jaffray Companies and its subsidiaries.

INVESTING AUTOMATICALLY
--------------------------------------------------------------------------------

AUTOMATIC MONTHLY INVESTMENT PROGRAMS

To purchase class A or class B shares as part of a savings discipline, you may automatically transfer $100 or more each month to any Piper fund from your bank, savings and loan, or other financial institution. Or transfer $25 or more per month from any of the Piper money market funds.

CROSS-REINVESTMENT OF DISTRIBUTIONS

To help you diversify your portfolio, you may automatically invest your income and capital gain distributions in the same class of shares of another Piper fund (excluding money market funds) at net asset value, provided you hold the required minimum balance in that fund.

--------------------------------------------------------------------------------
                     11  Prospectus - International Growth Funds

MANAGING YOUR INVESTMENT

HOLDING SHARES
--------------------------------------------------------------------------------


RECEIVING DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends from a fund's net investment income, if any, will be paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.


Dividend and capital gain distributions will be reinvested in additional shares of the fund, invested in shares of a different Piper fund, or distributed in cash. Any reinvestments must be in the same class of shares. Please tell your broker which distribution method you prefer. Otherwise distributions automatically will be reinvested in additional shares of the same fund.

     CLASS B SHAREHOLDERS GENERALLY WILL RECEIVE LOWER DIVIDENDS FROM NET INVESTMENT INCOME THAN CLASS A SHAREHOLDERS BECAUSE OF THE HIGHER EXPENSES APPLICABLE TO CLASS B SHARES.


TAXING OF DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
Each fund has qualified, and intends to continue qualifying, for taxation as a regulated investment company. As long as a fund continues to qualify, it will not be subject to federal income tax to the extent its income is distributed to shareholders.


Dividends and distributions you receive from a fund are generally taxable whether you reinvest them or take them in cash. Distributions of long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares (except that, under recent amendments to the tax code, the funds will be required to designate certain capital gain distributions as mid-term capital gain distributions, to be treated by individual shareholders as mid-term capital gains). Dividends from a fund's net investment income and short-term capital gain distributions are taxable as ordinary income.

The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. Under recent amendments to the tax code, the gain or loss will be considered long-term if you have held your shares for more than 18 months and mid-term if you who have held your shares more than one year but not more than 18 months. The gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


If a fund has more than 50% of its total assets invested in the stock or securities of foreign corporations at the end of its taxable year, the fund may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If a fund makes this election, you will be notified and provided with sufficient information to calculate your foreign tax credit.

EXCHANGING SHARES
--------------------------------------------------------------------------------

If your investment goals or your financial needs change, you may move from one Piper fund to another, if the shares of that fund are legally available in your state. There is no fee to exchange shares.


You may exchange your class A shares for class A shares and your class B shares for class B shares. However, please note that not all Piper funds offer class B shares.

Exchanges are generally made based on the net asset value per share of each fund at the time of the exchange. However, if your new fund has a higher sales charge
- for example if you move from an income fund to a growth fund - you must pay the difference.

You may also move your class A international growth fund assets into a Piper money market fund. If you later exchange those money market fund shares for class A shares of another Piper fund, that exchange will be treated as an exchange from the class A shares of the international growth fund for purposes of determining your sales charge. Class B shares may be exchanged for class B shares of Piper Money Market Fund. However, please note that class B Money Market Fund shares have higher expenses than are typical for money market funds.


Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to shareholders.


CONDUCTING TRANSACTIONS BY PHONE
--------------------------------------------------------------------------------
You may buy or sell shares over the phone by calling your broker. If you hold your shares with Investors Fiduciary Trust Company (IFTC) or with a brokerage firm other than Piper Jaffray, you may also buy or sell shares by calling IFTC at 800 874-6205, provided you have authorized telephone privileges in your Account Application and Services form.

For your protection, IFTC will attempt to verify your identity by asking for your account number, social security number or other form of personal identification. If reasonable care is taken to identify you as the caller, neither IFTC nor the funds will be liable for losses to your account resulting from an unauthorized telephone transaction. Payments which result from telephone transactions will be made only to the address of record or the bank account designated on your Account Application and Services form.

--------------------------------------------------------------------------------
                  12  Prospectus - International Growth Funds

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------

STAYING INFORMED
--------------------------------------------------------------------------------
Piper Capital offers a variety of resources to help keep you informed. If you would like more information, please contact your broker or call Mutual Fund Services at 800 866-7778. As a shareholder, you automatically receive the following:

SHAREHOLDER REPORTS

Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information on the funds, a message from your portfolio manager, and, on an annual basis, the auditors' report.

To reduce shareholder costs and help eliminate duplication, only one report is sent to each address that lists one or more shareholders with the same last name. If you would like additional reports mailed to your address, please contact Mutual Fund Services.

STATEMENTS AND CONFIRMATIONS


Statements summarizing activity in your account are mailed monthly (quarterly if your account has no activity). Confirms are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
                     13  Prospectus - International Growth Funds

MANAGING YOUR INVESTMENT

SELLING SHARES
--------------------------------------------------------------------------------

YOU MAY SELL ANY OR ALL OF YOUR SHARES FOR THEIR NET ASSET VALUE (LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGES) ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN. SIMPLY CALL YOUR BROKER. YOUR REQUEST WILL BE EXECUTED AT THE NEXT NET ASSET VALUE CALCULATED AFTER YOUR BROKER RECEIVES YOUR REQUEST.


RECEIVING THE PROCEEDS
--------------------------------------------------------------------------------
If you are a Piper Jaffray client with a signed Piper Automated Transfer (PAT) agreement, proceeds from a sale of shares usually will be transferred to your account the next business day. Otherwise, proceeds will be sent to you or your broker, generally within three business days. If you sell shares that were recently purchased by check, payment may be delayed until the check has cleared (normally up to 15 days from the purchase date).


As noted above, you may sell shares by calling your broker. If you work with a broker from a firm other than Piper Jaffray, you also may sell your shares by submitting a written request to the funds' transfer agent, IFTC. Call IFTC at 800 874-6205 for instructions.


Remember to keep at least $200 in your account. If your account falls below $200 due to a sale of shares or an exchange request, your account may be liquidated following 30 days written notice.

PAYING THE CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

CLASS A SHARES

If you invest $500,000 or more in class A shares and, as a result, pay no front-end sales charge, you may incur a contingent deferred sales charge (CDSC) if you sell your shares within 24 months. The CDSC is equal to 1% of the value of the shares at the time of purchase or at the time of sale, whichever is less. This charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help you lower your costs, class A shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC.

LETTER OF INTENT

If you sell your class A shares within 24 months of fulfilling a letter of intent, you will be charged a CDSC.

EXCHANGES

No CDSC is charged if you exchange class A shares that were originally purchased without a sales charge, unless you sell your new class A shares within 24 months of your original purchase.

CLASS B SHARES

If you sell your class B shares during the calendar year in which they were purchased or in any of the following five calendar years, you will pay a CDSC based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.


If sold during this period                               the CDSC would be
                                                    (as a % of net asset value)
--------------------------------------------------------------------------------
Calendar year of purchase. . . . . . . . . . . . . . . . . . . . 4%
First calendar year after purchase . . . . . . . . . . . . . . . 4%
Second calendar year after purchase. . . . . . . . . . . . . . . 3%
Third calendar year after purchase . . . . . . . . . . . . . . . 2%
Fourth calendar year after purchase. . . . . . . . . . . . . . . 2%
Fifth calendar year after purchase . . . . . . . . . . . . . . . 1%

Your CDSC is based on the calendar years in which you purchase and sell shares, rather than on the number of years you have held shares. For example: If you buy shares on December 31, 1997, and sell them on January 1, 1999, you will pay a 3% CDSC, even though you have held the shares for just over one year. Shares will be sold in an order that minimizes your CDSC.


CONVERSION FEATURE

Your class B shares will automatically convert to class A shares on January 1 of the sixth calendar year following the year in which you purchased your shares. The conversion will be based on the net asset values of the two classes. Whenever any of your class B shares convert to class A shares, a proportionate number of class B shares purchased by reinvested distributions will also convert.

CDSC WAIVERS

For class A shares, if you purchased your shares through a Special Purchase Plan, the CDSC will be waived.

For both class A and class B shares, the CDSC will be waived:

-    Due to death or disability of the shareholder.

-    To allow a lump-sum distribution from a qualified employee benefit plan.

- To allow systematic withdrawals from a qualified employee benefit plan, if you are at least 59 1/2 years old.

-    To allow for a tax-free return of an excess contribution to your IRA.

-    If your account balance falls below $200 and your account is liquidated.

TAKING SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
If your account has a value of $5,000 or more, you can make automatic withdrawals from your account. You may withdraw $100 or more monthly, quarterly, or semiannually by authorizing the sale of the appropriate number of shares on a periodic basis. To set up systematic withdrawals, contact your broker.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

REINVESTING AFTER A SALE
--------------------------------------------------------------------------------
If you sell class A shares, you may reinvest in class A shares of that fund or another Piper fund within 30 days without a sales charge. If you sell class B shares, or other shares subject to a CDSC, that charge will be credited to your account and the reinvested shares will continue to be subject to the CDSC.

--------------------------------------------------------------------------------
                    14  Prospectus - International Growth Funds

GENERAL INFORMATION
--------------------------------------------------------------------------------

HOW THE FUNDS ARE ORGANIZED
--------------------------------------------------------------------------------
Emerging Markets Growth Fund and Pacific-European Growth Fund are series of Piper Global Funds Inc., an open-end investment company. Pacific-European Growth Fund is a diversified fund. Emerging Markets Growth Fund is non-diversified, which means it may invest its assets in the securities of a limited number of issuers.

VOTING RIGHTS

Although the funds are not required by law to hold annual meetings, they may hold shareholder meetings from time to time on important matters. In addition, shareholders have the right to call a meeting under certain circumstances. When your fund holds a meeting, you will receive a proxy statement requesting your vote. You have one vote for each share you own.

RIGHTS OF DIFFERENT CLASSES

The different classes of shares of a fund have the same rights and are identical in all respects except that:

- Expenses related to the distribution of each class of shares are borne solely by that class.

- To the extent they can reasonably be identified as relating to a particular class of shares, transfer agent fees will be allocated to that class.

- Each class has exclusive voting rights with respect to approval of any 12b-1 distribution plan related to that class. However, as long as class B shares convert into class A shares, class B shareholders will have the right to vote on any distribution fees imposed on class A shares.

-    Only class B shares carry a conversion feature.

-    Each class has different exchange privileges.

FUND OBJECTIVES

The investment objective of Emerging Markets Growth Fund is fundamental and may be changed only with shareholder approval. The investment objective of Pacific-European Growth Fund is not fundamental and may be changed without shareholder approval. The funds' investment policies and techniques may be changed without shareholder approval, unless otherwise noted.


HOW THE FUNDS ARE MANAGED
--------------------------------------------------------------------------------
The funds are governed by a board of directors, which is responsible for protecting the interests of shareholders. Directors meet periodically throughout the year to oversee the funds' activities, review their performance and review the actions of the funds' advisor. Although the board may include individuals who are affiliated with the advisor, the majority of board members must be independent. The board has retained the following companies to manage the funds' operations.

INVESTMENT ADVISOR

Piper Capital Management Incorporated
222 South Ninth Street
Minneapolis, MN 55402-3804

As investment advisor, Piper Capital manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays Piper Capital a monthly management fee for providing investment advisory services.

For managing Pacific-European Growth Fund, Piper Capital receives a basic management fee equal, on an annual basis, to 1% of the fund's average daily net assets up to $100 million, with the fee scaled downward as assets increase in size. This fee may be increased or decreased by up to a maximum, on an annual basis, of 0.25% of the fund's average daily net assets, depending upon the extent to which the fund's class A shares outperform or underperform the Morgan Stanley Capital International European, Australian and Far East (EAFE) Index.

For managing Emerging Markets Growth Fund, Piper Capital receives a management fee equal, on an annual basis, to 1% of the fund's average daily net assets.


Piper Capital also is investment advisor to other Piper open-end funds, to a number of closed-end investment companies and to various institutions, corporations and individuals. Piper Capital has approximately $12 billion under management and is a wholly owned subsidiary of Piper Jaffray Companies Inc., a full-service investment company.


SUB-ADVISOR

Edinburgh Fund Managers plc
Donaldson House
97 Haymarket Terrace
Edinburgh, Scotland  EH12, 5HD

The sub-advisor is responsible for the investment and reinvestment of the funds' assets and the placement of brokerage transactions. Edinburgh, a public limited company that was incorporated in 1969, manages approximately $12 billion in assets.

For each fund, the advisor pays the sub-advisor a fee for providing sub-advisory services. For Pacific-European Growth Fund, Piper Capital pays Edinburgh a fee equal to 65% of the basic management fee plus or minus 90% of the performance adjustment. Under an expense reimbursement agreement, Edinburgh pays Piper Capital a monthly fee equal to 10% of the basic management fee to reimburse Piper Capital for expenses it incurs in administering Pacific-European Growth Fund. For Emerging Markets Growth Fund, the fee is equal, on an annual basis, to 0.50% of the fund's average daily net assets.

--------------------------------------------------------------------------------
                    15  Prospectus - International Growth Funds

--------------------------------------------------------------------------------

DISTRIBUTOR

Piper Jaffray Inc.
222 South Ninth Street
Minneapolis, MN 55402-3804

Piper Jaffray is the principal distributor of the funds' shares. Other brokerage firms that have a sales agreement with Piper Jaffray may also sell fund shares. Piper Jaffray is a wholly owned subsidiary of Piper Jaffray Companies and an affiliate of Piper Capital.


CUSTODIAN

Bankers Trust Company
130 Liberty Street
New York, NY 10006

The funds' custodian holds each fund's portfolio securities, settles trades, holds and processes cash, and collects interest and dividends.

ACCOUNTING AGENT

Investors Fiduciary Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

As the funds' accounting agent, IFTC collects the data needed to calculate net asset values, maintains the funds' general ledgers and provides other record-keeping services.

TRANSFER AND DIVIDEND DISBURSING AGENTS

Investors Fiduciary Trust Company
1004 Baltimore Avenue
Kansas City, MO 64105-1802

Piper Jaffray (address listed above)

Piper Trust Company
222 South Ninth Street
Minneapolis, MN 55402-3804

IFTC provides transfer agent services and pays dividends and other distributions for the funds. Piper Jaffray and Piper Trust provide these services for shareholders whose accounts they maintain.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
RICHARD MUCKART, investment director and head of emerging markets investing for Edinburgh Fund Managers, has managed Emerging Markets Growth Fund since June 1996 and Pacific-European Growth Fund since December 1996. He joined the sub-advisor in March 1996 in connection with its acquisition of Dunedin Fund Managers Limited, where he had been investment director since 1995. Prior to that, he had been with Ivory and Sime since 1983, serving most recently as global investment director. He has 25 years of financial experience.


HOW DEALERS ARE COMPENSATED
--------------------------------------------------------------------------------
Piper Jaffray and other brokerage firms which sell fund shares receive compensation in several ways. A portion of this compensation is typically passed along to your broker.

SALES COMMISSIONS


Piper Jaffray receives the sales charge that you pay when you purchase class A shares. If you purchased your shares from another brokerage firm, that firm retains a portion of the sales charge (their "reallowance"). If your purchase of class A shares was not subject to a front-end sales charge, Piper Jaffray or the other participating brokerage firm may receive a fee from Piper Capital of up to 1% of the purchase price. Piper Jaffray also receives any CDSC imposed when you sell your class A or class B shares. From time to time Piper Jaffray pays a sales commission of up to 4% of the amount invested to its Investment Executives and to other brokerage firms which sell class B shares. Piper Jaffray and/or Piper Capital may pay Investment Executives and other brokerage firms an additional commission of up to 1% of the amount invested in connection with sales of class B shares.


12b-1 FEES

Piper Jaffray receives 12b-1 fees from each fund for providing distribution-related services and for servicing shareholder accounts. Fees are established under each fund's 12b-1 plan, which is approved by the board, and vary by class. Class A and class B shares of each fund pay 12b-1 fees quarterly at annual rates equal to 0.50% and 1%, respectively, of average daily net assets. Piper Jaffray is currently voluntarily limiting the 12b-1 fees it receives from class A shares to 0.34% of average daily net assets.

For each fund, Piper Jaffray pays a portion of its 12b-1 fee to brokerage firms which have sold shares of that fund. Firms receive an annual fee equal to 0.30% of the fund's average daily net assets attributable to shares sold by the firm's brokers. Piper Jaffray may also use 12b-1 fees to pay other distribution expenses and shareholder servicing costs, such as printing and promotional costs.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
When deciding which brokers to use for the funds' portfolio transactions, the advisor or sub-advisor may consider whether brokers have sold shares of these or any other Piper funds. The advisor or sub-advisor may place trades through Piper Jaffray in compliance with Investment Company Act of 1940 rules.

--------------------------------------------------------------------------------
                     16  Prospectus - International Growth Funds

--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value per share is calculated by dividing the total market value of a fund's investments and other assets, less any liabilities, by the number of fund shares. The values of securities within a fund's portfolio are determined as follows:

-    By an independent pricing service, or

- Through market quotations obtained from one or more dealers who make a market in the securities or from a widely used quotation system.

- Occasionally, if prices are not available from the above sources or are determined to be unreliable, securities will be priced at "fair market value" according to procedures approved by the board of directors.


Net asset value is calculated as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) on each day the exchange is open for trading. Trading takes place in various foreign markets on days which are not business days of the funds and on which the funds' net asset values are not calculated. Therefore, a fund's net asset value might be significantly affected on days when you have no access to the fund.


REGULATORY PROCEEDINGS
--------------------------------------------------------------------------------
Piper Capital and Piper Jaffray are subject to an investigation by the Securities and Exchange Commission which began February 21, 1995, related to various funds and assets managed by Piper Capital.

--------------------------------------------------------------------------------
                   17  Prospectus - International Growth Funds

Prospectus - International Growth Funds

FOR MORE INFORMATION
--------------------------------------------------------------------------------

ANNUAL/SEMIANNUAL REPORTS
Shareholder reports include financial statements and performance information on the funds, a message from your portfolio manager, and, on an annual basis, the auditors' report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the funds. A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.


To order free copies, please write or call:

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

800 866-7778


No dealer, sales representative or other person has been authorized to give any information or make any representations other than those contained in this prospectus or in the SAI. You should not rely upon any such information or representation as having been authorized by the funds or Piper Jaffray.


--------------------------------------------------------------------------------
[LOGO]               PIPER FUNDS   222 South Ninth Street
                     Minneapolis, MN 55402-3804

                                                   #30100    11/1997    219-97

--------------------------------------------------------------------------------
Prospectus - Pacific-European Growth Funds
--------------------------------------------------------------------------------

NOVEMBER 24, 1997

[LOGO]

PACIFIC-EUROPEAN
GROWTH
FUND


CLASS Y SHARES
--------------------------------------------------------------------------------

BEFORE YOU INVEST:

PLEASE READ THIS PROSPECTUS CAREFULLY, AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING INFORMATION ON INVESTMENT POLICIES, RISKS AND FEES.


AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

CONTENTS
--------------------------------------------------------------------------------
INVESTING IN PACIFIC-EUROPEAN GROWTH FUND. . . . 1

FUND DESCRIPTION
--------------------------------------------------------------------------------
PACIFIC-EUROPEAN GROWTH FUND . . . . . . . . . . 2     Investment objective and
                                                       policies, risk
                                                       considerations,
                                                       portfolio manager
                                                       information, shareholder
                                                       expenses and financial
                                                       highlights


PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------
INVESTMENT SECURITIES AND TECHNIQUES . . . . . . 4     An overview of
RISK FACTORS . . . . . . . . . . . . . . . . . . 6     securities and
                                                       investment techniques
                                                       that may be used by the
                                                       fund and their risks


MANAGING YOUR INVESTMENT
--------------------------------------------------------------------------------
BUYING SHARES. . . . . . . . . . . . . . . . . . 8     Practical information to
  Calculating Your Purchase Price                      help you manage your
  Investing Automatically                              investment in Piper
                                                       Funds
HOLDING SHARES . . . . . . . . . . . . . . . . . 9
  Receiving Dividends and Other Distributions
  Taxing of Dividends and Other Distributions
  Exchanging Shares
  Conducting Transactions by Phone
  Staying Informed
SELLING SHARES . . . . . . . . . . . . . . . . .10
  Receiving the Proceeds
  Taking Systematic Withdrawals


--------------------------------------------------------------------------------
GENERAL INFORMATION. . . . . . . . . . . . . . .11

INVESTING IN
--------------------------------------------------------------------------------
PACIFIC-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------
PACIFIC-EUROPEAN GROWTH FUND SEEKS TO PROVIDE YOU WITH LONG-TERM GROWTH OF CAPITAL BY INVESTING IN COMMON STOCKS OF COMPANIES LOCATED BEYOND U.S. BORDERS. THE FUND IS ADVISED BY PIPER CAPITAL MANAGEMENT INCORPORATED.

BEFORE YOU INVEST:

KNOW YOUR GOALS
--------------------------------------------------------------------------------
This fund may be appropriate for your investment portfolio if:

-    You want to diversify your portfolio with international investments.

- You have a long-term investment horizon and are targeting capital appreciation.

- You are willing to accept substantial volatility in the value of your shares.

If you want to avoid fluctuations in the value of your principal -- or if you have a short-term investment horizon -- you should consider other investment vehicles. Pacific-European Growth Fund was not designed to meet these goals.

UNDERSTAND THE RISKS
--------------------------------------------------------------------------------
While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember: You could lose money with this investment. Safety of principal is not guaranteed. Risks associated with this fund are outlined in the following pages.

USE YOUR PROSPECTUS
--------------------------------------------------------------------------------
Please read this prospectus carefully and keep it on file for future reference. More detailed information about the fund is contained in its statement of additional information, which can be obtained from the fund at the address and phone number on the back cover. Further information is also available from your broker or by calling Piper Capital at 800 866-7778.

--------------------------------------------------------------------------------
                     1  Prospectus - Pacific-European Growth Fund

FUND DESCRIPTION

PACIFIC-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------
PACIFIC-EUROPEAN GROWTH FUND PURSUES ITS OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON STOCK OF COMPANIES LOCATED IN THE PACIFIC BASIN OR IN EASTERN OR WESTERN EUROPE.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal market conditions, Pacific-European Growth Fund invests at least 65% of its total assets in common stock of companies located in at least three countries of the Pacific Basin or Europe. Common stock includes foreign equity securities which are substantially similar to common stock in the U.S. It does not include convertible debt securities or foreign equity securities which are substantially similar to preferred stock in the U.S. The fund's assets will be allocated between the Pacific Basin and Europe based on management's views of the opportunities for long-term capital appreciation in those regions.

When selecting securities within a country, management emphasizes companies which appear undervalued in the marketplace in relation to such factors as their assets, earnings and growth potential. Management also seeks companies that are positioned to take advantage of specific economic and political factors which are likely to result in growth for their industries.

Up to 25% of the fund's total assets may be invested in other areas of the world as opportunities for long-term capital appreciation become available. The fund does not invest in stocks of U.S. companies.

In addition to investing directly in common stock, the fund may invest in American, European and global depository receipts, and in shares of investment companies or trusts which invest principally in securities in which the fund is authorized to invest. The fund may also invest in convertible debt securities. Up to 10% of the fund's assets may be invested in rights or warrants to purchase common stock.

For temporary defensive purposes, the fund may invest without limitation in U.S. dollar denominated or foreign currency denominated cash or in short-term money market securities. To facilitate portfolio management and mitigate risk, the fund may engage in foreign currency, options and futures transactions, purchase or sell securities on a when-issued or forward commitment basis, and enter into repurchase agreements. Use of these practices may increase the volatility of the fund's net asset value.

RISK CONSIDERATIONS
--------------------------------------------------------------------------------
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular issuer, industry or sector of the market. See market risk, company risk and sector risk on pages 6-7 for more information.


International investing involves risks not typically associated with U.S. investing. These include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation. The risks of foreign investing are higher in emerging markets, a category that includes many Pacific Basin, Eastern European and other countries in which the fund may invest. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature and political systems that are less stable than those of developed countries. For more information about the risks of foreign investing, see pages 6-7.

The investment securities and techniques used by this fund present other risks as well. See pages 4-7 for more information.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
RICHARD MUCKART, investment director and head of emerging markets investing for Edinburgh Fund Managers, has managed the fund since December 1996. He joined the sub-advisor in March 1996 in connection with its acquisition of Dunedin Fund Managers Limited, where he had been investment director since 1995. Prior to that, he had been with Ivory and Sime since 1983, serving most recently as global investment director. He has 25 years of financial experience.


--------------------------------------------------------------------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
As a shareholder, you pay expenses both directly and indirectly. Figures below are based on Class A share operating expenses for the past year, but reflect the fact that Class Y shares do not pay 12b-1 fees.

SHAREHOLDER TRANSACTION EXPENSES

Maximum front-end sales charge on purchases. . . . . . . . .           none
Maximum deferred sales charge. . . . . . . . . . . . . . . .           none

FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management fee(1). . . . . . . . . . . . . . . . . . . . . .          0.75%
12b-1 fee. . . . . . . . . . . . . . . . . . . . . . . . . .           none
Other expenses . . . . . . . . . . . . . . . . . . . . . . .          0.64%
                                                                      -----
Total operating expenses . . . . . . . . . . . . . . . . . .          1.39%

--------------------------------------------------------------------------------
EXPENSES ON A $1,000 INVESTMENT

--------------------------------------------------------------------------------
The example below shows the expenses you would pay on a $1,000 investment over various time periods. It assumes you reinvested all distributions and received a 5% annual return. PLEASE NOTE: THIS IS ONLY AN EXAMPLE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES COULD VARY.

1 year . . . . . . . . . . . . . . . . . . .               $ 14
3 years. . . . . . . . . . . . . . . . . . .               $ 44
5 years. . . . . . . . . . . . . . . . . . .               $ 76
10 years . . . . . . . . . . . . . . . . . .               $167

(1)  Includes a sub-advisor fee. See "How the Funds Are Managed," page 15.

--------------------------------------------------------------------------------
                     2  Prospectus - Pacific-European Growth Fund

FUND DESCRIPTION
--------------------------------------------------------------------------------

PACIFIC-EUROPEAN GROWTH FUND  (CONTINUED)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The following information has been audited by KPMG Peat Marwick LLP, independent auditors. Because of the limited history of Class Y share operations, information is also presented for the fund's class A shares. Class A shares have higher expense than class Y shares.
--------------------------------------------------------------------------------


CLASS Y SHARES                               Period from
                                            2/18/97(7) to
                                               9/30/97
                                            -------------
PER SHARE DATA
Net asset value, beginning of period . .      $12.55
                                              ------
Operations:
  Net investment income  . . . . . . . .        0.07
  Net realized and unrealized
   gains on investments. . . . . . . . .        0.94
                                              ------
  Total from operations. . . . . . . . .        1.01
Distributions to shareholders:
  From net investment income . . . . . .       (0.01)
                                              ------
Net asset value, end of period . . . . .      $13.55
                                              ------
                                              ------

SELECTED INFORMATION
Total return(4). . . . . . . . . . . . .       8.03%
Net assets, end of period (in millions).     $   15
Ratio of expenses to average
  daily net assets . . . . . . . . . . .       1.42%(5)
Ratio of net investment income to
   average daily net assets. . . . . . .       0.77%(5)
Average commission rate paid on
  portfolio transactions(6). . . . . . .    $0.0212
Portfolio turnover rate
  (excluding short-term securities). . .         62%


------------------------------------------------------------------------------------------------------------------------------------
                                                       Period from                                                      Period from
CLASS A SHARES                              Year ended  3/1/96 to                       Year ended                     4/27/90(1) to
                                             9/30/97    9/30/96(3)  2/29/96    2/28/95    2/28/94   2/28/93(2)  2/29/92   2/28/91
                                            ----------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period . .      $12.94     $13.86      $12.73     $15.44     $10.81     $10.53    $10.18    $10.97
                                              ------     ------      ------     ------     ------     ------    ------    ------
Operations:
  Net investment income (loss) . . . . .       (0.04)      0.07        0.05      (0.03)     (0.03)        --      0.06      0.20
  Net realized and unrealized gains
  (losses) on investments. . . . . . . .        0.95      (0.28)       2.03      (1.63)      4.72       0.28      0.37     (0.79)
                                              ------     ------      ------     ------     ------     ------    ------    ------
  Total from operations. . . . . . . . .        0.91      (0.21)       2.08      (1.66)      4.69       0.28      0.43     (0.59)
                                              ------     ------      ------     ------     ------     ------    ------    ------
Distributions to shareholders:
  From net investment income . . . . . .       (0.03)        --       (0.05)        --         --         --     (0.06)    (0.20)
  From net realized gains on investments       (0.32)     (0.71)      (0.90)     (1.05)     (0.06)        --        --        --
  Tax return of capital. . . . . . . . .          --         --          --         --         --         --     (0.02)       --
                                              ------     ------      ------     ------     ------     ------    ------    ------
  Total distributions to shareholders: .       (0.35)     (0.71)      (0.95)     (1.05)     (0.06)        --     (0.08)    (0.20)
                                              ------     ------      ------     ------     ------     ------    ------    ------
Net asset value, end of period . . . . .      $13.50     $12.94      $13.86     $12.73     $15.44     $10.81    $10.53    $10.18
                                              ------     ------      ------     ------     ------     ------    ------    ------
                                              ------     ------      ------     ------     ------     ------    ------    ------


SELECTED INFORMATION

Total return(4). . . . . . . . . . . . .       7.25%     (1.66%)     16.70%    (11.09%)    43.45%      2.66%     4.44%   (5.03%)

Net assets, end of period (in millions).        $79       $172        $163       $154       $166        $60        $36      $34
Ratio of expenses to average daily
  net assets . . . . . . . . . . . . . .       1.72%      1.64%(5)    1.55%      1.76%      1.81%      2.25%     1.92%    1.77%(5)
Ratio of net investment income (loss) to
   average daily net assets. . . . . . .      (0.28%)     0.29%(5)    0.36%     (0.19%)    (0.29%)     0.03%     0.60%    2.36%(5)
Average commission rate paid on
  portfolio transactions(6). . . . . . .     $0.0212    $0.0173         --         --         --         --        --       --
Portfolio turnover rate
  (excluding short-term securities). . .         32%        49%         65%        57%        52%        59%       69%      10%
Ratios before waivers by the
  advisor and distributor:
  Of expenses to average daily net
   assets. . . . . . . . . . . . . . . .       1.89%      1.83%(5)    1.73%      1.98%      2.01%      2.59%       na       na
  Of net investment income (loss)
   to average daily net assets . . . . .      (0.45%)     0.10%(5)    0.18%     (0.41%)    (0.49%)    (0.31%)      na       na

(1)  Commencement of operations.

(2) The fund converted from a closed-end investment company to an open-end investment company on 8/31/92. Information for periods prior to conversion are based on the fund's operations as a closed-end fund. Fiscal 1993 expenses include 0.32% related to the conversion.

(3) On 6/21/96, the fund acquired the net assets of Hercules European Value Fund and Hercules Pacific Basin Value Fund via a tax-free reorganization.

(4) Total return assumes reinvestment of distributions and does not reflect a sales charge.

(5)  Annualized.

(6) Disclosed in accordance with guidelines adopted in 1996. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(7)  Commencement of offering of class Y shares.

--------------------------------------------------------------------------------
                     3  Prospectus - Pacific-European Growth Fund

PORTFOLIO OVERVIEW

INVESTMENT SECURITIES AND TECHNIQUES
--------------------------------------------------------------------------------

THIS TABLE LISTS INVESTMENT SECURITIES AND TECHNIQUES USED BY THE FUND AND NOTES ANY INVESTMENT LIMITATIONS AS A PERCENTAGE OF PORTFOLIO ASSETS. IT ALSO LISTS THE PRINCIPAL RISK FACTORS RELATED TO THEIR USE, WHICH ARE EXPLAINED IN GREATER DETAIL ON THE FOLLOWING PAGES.

 10   MAXIMUM PERCENT OF TOTAL ASSETS
/10/  MAXIMUM PERCENT OF NET ASSETS
 y    PERMITTED WITHOUT LIMITATION


INVESTMENT SECURITIES
--------------------------------------------------------------------------------

AMERICAN DEPOSITORY RECEIPTS (ADRS)  . . . . . . . . . . . . . . . . . . . . . . . .    y
are U.S. dollar denominated securities designed for use in the U.S. securities markets which represent and may be converted into the underlying foreign security. Company, Currency, Foreign Securities Markets, Foreign Tax,
Information, Investment and Repatriation, Market, Political and Economic, Sector

COMMON STOCKS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    y
are securities that represent a share of ownership in a corporation.  Common stocks include foreign equity securities which are substantially similar to common stocks in the U.S.  Such foreign equity securities may have voting and distribution rights which differ from those of common stocks in the U.S.
Company, Foreign Securities Markets, Foreign Tax, Information, Investment and
Repatriation, Market, Political and Economic, Sector

CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
are corporate securities that can be converted, at the option of the owner, into the common stock of the issuer.  Company, Foreign Securities Markets, Foreign
Tax, Information, Interest Rate, Investment and Repatriation, Market, Political
and Economic, Sector

EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS (EDRS, GDRS) . . . . . . . . . . . . . . . .    y
are U.S. dollar denominated securities, designed for use in European and other
non-U.S. securities markets, which represent and may be converted into the underlying foreign security. Company, Currency, Foreign Securities Markets,
Foreign Tax, Information, Investment and Repatriation, Market, Political and
Economic, Sector

FOREIGN CURRENCY CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    y
are negotiated agreements to purchase or sell a given amount of foreign currency at a specified price and future date. They are generally used by a fund to hedge currency risk. Credit, Currency, Hedging , Leverage, Liquidity, Market

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    y(1)
require the holder to buy or sell securities or foreign currencies at a specified price on a specified date. Some are contracts to make a cash settlement on a future date in an amount determined by the value of a financial index (such as the S&P 500 Index) on the last day of the contract. The fund generally buys or sells futures as protection against fluctuations in the value of its portfolio without actually buying or selling securities.  Currency, Hedging,
Leverage, Market

   OPTIONS ON FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . .    y(1)
   give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified  exercise price at any time prior to the expiration date of the option. The fund generally uses these for the same purposes as futures contracts.  Currency, Hedging, Leverage, Market

ILLIQUID SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  /15/
cannot be sold in the ordinary course of business within seven days at approximately the price at which they are valued.  Liquidity

--------------------------------------------------------------------------------
                     4  Prospectus - Pacific-European Growth Fund


PORTFOLIO OVERVIEW

INVESTMENT SECURITIES AND TECHNIQUES  (CONTINUED)
--------------------------------------------------------------------------------


OPTIONS ON SECURITIES AND FOREIGN CURRENCIES . . . . . . . . . . . . . . . . . . . .    y
are contracts which give the holder the right, in return for the premium paid, to buy or sell securities or foreign currencies prior to the expiration of the option, at the option exercise price. The writer of the option is then obligated to either deliver or purchase the securities or currency.  Company, Credit,
Currency, Hedging, Market, Leverage, Liquidity, Sector

RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  102
are short-term options to buy stock at a fixed price issued to existing shareholders. Company, Foreign Securities Markets, Foreign Tax, Information,
Investment and Repatriation, Market, Political and Economic, Sector

SHORT-TERM MONEY MARKET SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . .  353
include short-term securities issued by the U.S. or a foreign government, their agencies or instrumentalities, time deposits, bank certificates of deposit, bankers' acceptances, high-grade commercial paper and other money market instruments.  Credit, Interest Rate

WARRANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  102
are long-term options to buy stock at a fixed price, sometimes attached to the sale of a new stock or bond issue to make the issue more attractive. Company,
Foreign Securities Markets, Foreign Tax, Information, Investment and
Repatriation, Market, Political and Economic, Sector

INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------------------

BORROWING . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
is permitted for temporary or emergency purposes only. Interest paid on borrowed funds reduces earnings. The fund's policy on borrowing cannot be changed without shareholder approval. Leverage

CURRENCY TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    y
The direct trading or holding of foreign currencies as an asset. Currency

REPURCHASE AGREEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    y
The fund purchases securities on the condition that the seller will buy them back at a set time and price, plus interest. The fund may enter into repurchase agreements for securities issued or guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. Credit,
Interest Rate

WHEN ISSUED AND FORWARD COMMITMENTS. . . . . . . . . . . . . . . . . . . . . . . . .    y
The purchase or sale of a security at a future date for a predetermined price.
Securities may decrease in value prior to their delivery. Company, Leverage,
Market, Sector





MANY OF THE SECURITIES IDENTIFIED ABOVE ARE CONSIDERED DERIVATIVE SECURITIES. A DERIVATIVE IS A FINANCIAL INSTRUMENT WHOSE VALUE IS BASED ON ANOTHER SECURITY, INDEX, REFERENCE RATE (FOR EXAMPLE, INTEREST OR CURRENCY EXCHANGE RATE) OR OTHER ASSET. THESE SECURITIES HAVE VARYING TYPES AND DEGREES OF RISK, AS DESCRIBED ABOVE.

(1) The fund's use of futures contracts and options on futures contracts will be limited by regulations of the Commodity Futures Trading Commission.

(2) The fund may invest up to 10% of its total assets, in the aggregate, in rights or warrants to purchase common stocks.

(3) The fund may invest without limitation in these securities for temporary defensive purposes. Time deposits are considered illiquid and subject to the fund's limitation on investing in illiquid securities.

--------------------------------------------------------------------------------
                     5  Prospectus - Pacific-European Growth Fund

PACIFIC-EUROPEAN GROWTH FUND

PORTFOLIO OVERVIEW

RISK FACTORS
--------------------------------------------------------------------------------

A SUMMARY OF THE PRINCIPAL RISKS WHICH APPLY TO THE FUND IS PROVIDED IN "FUND DESCRIPTION." MORE DETAIL REGARDING THESE AND OTHER RISKS ASSOCIATED WITH INVESTMENT SECURITIES AND TECHNIQUES USED BY PACIFIC-EUROPEAN GROWTH FUND IS PROVIDED BELOW.

COMPANY RISK

Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

CREDIT RISK

The issuer of a security or the other party to a contract, such as a repurchase agreement, could default on its financial obligation causing a loss in the fund's portfolio.

CURRENCY RISK

The value of the fund's securities in U.S. dollars will vary with increases and decreases in the exchange rate. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of securities denominated in that currency. That will, in turn, cause a decline in the fund's net asset value, net investment income, and capital gains, if any. The exchange rate between the U.S. dollar and other currencies is determined by many factors, including the supply and demand for particular currencies, central bank efforts to support currencies, the movement of interest rates, the price of oil, the pace of economic activity in industrial countries, and other economic and financial conditions affecting the world economy.

FOREIGN SECURITIES MARKET RISK

Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly those of emerging securities markets, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

FOREIGN TAX RISK

The fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the statement of additional information for details.

HEDGING RISK

Successful use of a hedging instrument depends on the advisor's or sub-advisor's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of a hedging instrument will reduce or eliminate gains. In addition, changes in the price of a hedging instrument may not correlate perfectly with changes in the market value of the securities subject to that hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.

INFORMATION RISK

Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those which apply to U.S. companies. As a result, less information may be available concerning non-U.S. issuers or securities held by the fund. Accounting and financial reporting standards in emerging markets may be especially lacking.

INTEREST RATE RISK

Generally, rising interest rates cause a decline in market prices of existing debt securities, because investors may purchase new debt securities at a higher rate of interest. Falling interest rates generally cause market prices of existing debt securities to rise.

INVESTMENT AND REPATRIATION RESTRICTION RISK

Some countries, particularly emerging markets, restrict to varying degrees foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

LEVERAGE RISK

Leverage is a speculative technique that involves the use of a relatively small amount of money to produce a potentially large gain or loss. Securities or practices (such as borrowing) that can multiply small index or market movements into large changes in value involve leverage risk.

--------------------------------------------------------------------------------
                     6  Prospectus - Pacific-European Growth Fund

PORTFOLIO OVERVIEW

--------------------------------------------------------------------------------

LIQUIDITY RISK

The fund may not be able to sell an illiquid security at the desired time and price. It may have to accept a lower price or sell other securities instead at a time when the sale of those securities might not be advantageous. The sale of illiquid securities often requires more time and results in higher selling expenses than the sale of liquid securities.

The fund may invest without limitation in certain types of securities which have historically been considered illiquid, but only if they are determined to be liquid under procedures adopted by the board of directors. These include unregistered securities which can be resold, without registration, to qualified institutional buyers (Rule 144A securities). Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

MARKET RISK

All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

POLITICAL AND ECONOMIC RISK

Investing in securities of non-U.S. companies exposes the fund to additional risks. Nationalization, expropriation or special taxation, currency blockage, political changes, government regulation, social instability or diplomatic developments could adversely affect the economy of a country or the fund's investment in that country.

SECTOR RISK

The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Large concentrations in specific industries will increase sector risk. The fund will not invest 25% or more of its total assets in any one industry.

--------------------------------------------------------------------------------
                     7  Prospectus - Pacific-European Growth Fund

MANAGING YOUR INVESTMENT

BUYING SHARES
--------------------------------------------------------------------------------

YOU MAY PURCHASE CLASS Y SHARES OF THE FUND WITH AN INITIAL INVESTMENT OF $1 MILLION OR MORE. ADD TO YOUR EXISTING INVESTMENT WITH ANY AMOUNT, AT ANY TIME. SIMPLY CALL YOUR PIPER JAFFRAY INVESTMENT EXECUTIVE OR ANOTHER AUTHORIZED BROKERAGE FIRM.

CALCULATING YOUR PURCHASE PRICE
--------------------------------------------------------------------------------
Class Y shares are sold without any initial or deferred sales charges. Your purchase price will be equal to the next net asset value of your shares calculated after your broker receives your purchase order. The net asset value of each share is equal to the market value of the fund's investments and other assets, less any liabilities, divided by the number of fund share.

INVESTING AUTOMATICALLY
--------------------------------------------------------------------------------

AUTOMATIC MONTHLY INVESTMENT PROGRAMS

To purchase class Y shares as part of a savings discipline, you may automatically transfer $100 or more each month to any Piper fund offering class Y shares from your bank, savings and loan, or other financial institution. Or transfer $25 or more per month from any of the Piper money market funds.

CROSS-REINVESTMENT OF DISTRIBUTIONS

To help you diversify your portfolio, you may automatically invest your income and capital gain distributions in the same class of shares of another Piper fund (excluding money market funds) at net asset value, provided you hold the required minimum balance in that fund.


 SHARE CLASSES

 PACIFIC-EUROPEAN GROWTH FUND ALSO OFFERS CLASS A AND CLASS B SHARES THROUGH A SEPARATE PROSPECTUS. YOU CAN OBTAIN MORE INFORMATION ON THE FUND'S CLASS A AND CLASS B SHARES BY CALLING THE FUND AT THE PHONE NUMBER ON THE BACK COVER.


--------------------------------------------------------------------------------
                     8  Prospectus - Pacific-European Growth Fund

MANAGING YOUR INVESTMENT

HOLDING SHARES
--------------------------------------------------------------------------------

RECEIVING DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends from the fund's net investment income, if any, will be paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, invested in shares of a different Piper fund, or distributed in cash. Any reinvestments must be in the same class of shares. Please tell your broker which distribution method you prefer. Otherwise distributions automatically will be reinvested in additional shares of the same fund.

Class Y shareholders generally will receive higher dividends from net investment income than class A or class B shareholders because class Y shareholders are not subject to Rule 12b-1 fees.

TAXING OF DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------
The fund has qualified, and intends to continue qualifying, for taxation as a regulated investment company. As long as the fund continues to qualify, it will not be subject to federal income tax to the extent its income is distributed to shareholders.

Dividends and distributions you receive from the fund are generally taxable whether you reinvest them or take them in cash. Distributions of long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares (except that, under recent amendments to the tax code, the fund will be required to designate certain capital gain distributions as mid-term capital gain distributions, to be treated by individual shareholders as mid-term capital gains). Dividends from the fund's net investment income and short-term capital gain distributions are taxable as ordinary income.

The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. Under recent amendments to the tax code, the gain or loss will be considered long-term if you have held your shares for more than 18 months and mid-term if you who have held your shares more than one year but not more than 18 months. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If the fund has more than 50% of its total assets invested in the stock or securities of foreign corporations at the end of its taxable year, the fund may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate your foreign tax credit.

EXCHANGING SHARES
--------------------------------------------------------------------------------
If your investment goals or your financial needs change, you may move from one Piper fund to another, if the shares of that fund are legally available in your state. There is no fee to exchange shares.

You may exchange your class Y shares only for class Y shares of another Piper fund. However, please note that not all Piper funds offer class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to shareholders.

CONDUCTING TRANSACTIONS BY PHONE
--------------------------------------------------------------------------------
You may buy or sell shares over the phone by calling your broker. If you hold your shares with Investors Fiduciary Trust Company (IFTC) or with a brokerage firm other than Piper Jaffray, you may also buy or sell shares by calling IFTC at 800 874-6205, provided you have authorized telephone privileges in your Account Application and Services form.

For your protection, IFTC will attempt to verify your identity by asking for your account number, social security number or other form of personal identification. If reasonable care is taken to identify you as the caller, neither IFTC nor the fund will be liable for losses to your account resulting from an unauthorized telephone transaction. Payments which result from telephone transactions will be made only to the address of record or the bank account designated on your Account Application and Services form.

STAYING INFORMED
--------------------------------------------------------------------------------
Piper Capital offers a variety of resources to help keep you informed. If you would like more information, please contact your broker or call Mutual Fund Services at 800 866-7778. As a shareholder, you automatically receive the following:

SHAREHOLDER REPORTS

Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information on the fund, a message from your portfolio manager, and, on an annual basis, the auditors' report.

To reduce shareholder costs and help eliminate duplication, only one report is sent to each address that lists one or more shareholders with the same last name. If you would like additional reports mailed to your address, please contact Mutual Fund Services.

STATEMENTS AND CONFIRMATIONS

Statements summarizing activity in your account are mailed monthly (quarterly if your account has no activity). Confirms are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
                     9  Prospectus - Pacific-European Growth Fund

MANAGING YOUR INVESTMENT

SELLING SHARES
--------------------------------------------------------------------------------

YOU MAY SELL ANY OR ALL OF YOUR SHARES FOR THEIR NET ASSET VALUE ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN. SIMPLY CALL YOUR BROKER. YOUR REQUEST WILL BE EXECUTED AT THE NEXT NET ASSET VALUE CALCULATED AFTER YOUR BROKER RECEIVES YOUR REQUEST.

RECEIVING THE PROCEEDS
--------------------------------------------------------------------------------
If you are a Piper Jaffray client with a signed Piper Automated Transfer (PAT) agreement, proceeds from a sale of shares usually will be transferred to your account the next business day. Otherwise, proceeds will be sent to you or your broker, generally within three business days. If you sell shares that were recently purchased by check, payment may be delayed until the check has cleared (normally up to 15 days from the purchase date).

As noted above, you may sell shares by calling your broker. If you work with a broker from a firm other than Piper Jaffray, you also may sell your shares by submitting a written request to the fund's transfer agent, IFTC. Call IFTC at 800 874-6205 for instructions.

If your account falls below $1 million due to a sale of shares or an exchange request, your account may be liquidated following 30 days written notice.

TAKING SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
You can make automatic withdrawals from your account provided you maintain a minimum account balance of $1 million. You may withdraw $100 or more monthly, quarterly, or semiannually by authorizing the sale of the appropriate number of shares on a periodic basis. To set up systematic withdrawals, contact your broker.

You may not want to make systematic withdrawals if you plan to continue investing in the fund, due to tax liabilities.

--------------------------------------------------------------------------------
                    10  Prospectus - Pacific-European Growth Fund

GENERAL INFORMATION
--------------------------------------------------------------------------------

HOW THE FUND IS ORGANIZED
--------------------------------------------------------------------------------
Pacific-European Growth Fund is a diversified series of Piper Global Funds Inc., an open-end investment company.

VOTING RIGHTS

Although the fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. In addition, shareholders have the right to call a meeting under certain circumstances. When the fund holds a meeting, you will receive a proxy statement requesting your vote. You have one vote for each share you own.

RIGHTS OF DIFFERENT CLASSES

The different classes of shares of the fund have the same rights and are identical in all respects except that:

- Expenses related to the distribution of each class of shares are borne solely by that class.

- To the extent they can reasonably be identified as relating to a particular class of shares, transfer agent fees will be allocated to that class.

- Each class has exclusive voting rights with respect to approval of any 12b-1 distribution plan related to that class (except that class B shareholders generally have the right to vote on any distribution fees imposed on class A shares).

-  Only class B shares carry a conversion feature.

-  Each class has different exchange privileges.

FUND OBJECTIVE

The investment objective of the fund is not fundamental and may be changed without shareholder approval. The fund's investment policies and techniques also may be changed without shareholder approval, unless otherwise noted.

HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------
The fund is governed by a board of directors, which is responsible for protecting the interests of shareholders. Directors meet periodically throughout the year to oversee the fund's activities, review its performance and review the actions of the fund's advisor. Although the board may include individuals who are affiliated with the advisor, the majority of board members must be independent. The board has retained the following companies to manage the fund's operations.

INVESTMENT ADVISOR

Piper Capital Management Incorporated
222 South Ninth Street
Minneapolis, MN 55402-3804

As investment advisor, Piper Capital manages the fund's business and investment activities, subject to the authority of the board of directors. The fund pays Piper Capital a monthly management fee for providing investment advisory services. Piper Capital receives a basic management fee equal, on an annual basis, to 1% of the fund's average daily net assets up to $100 million, with the fee scaled downward as assets increase in size. This fee may be increased or decreased by up to a maximum, on an annual basis, of 0.25% of the fund's average daily net assets, depending upon the extent to which the fund's class A shares outperform or underperform the Morgan Stanley Capital International European, Australian and Far East (EAFE) Index.

Piper Capital also is investment advisor to other Piper open-end funds, to a number of closed-end investment companies and to various institutions, corporations and individuals. Piper Capital has approximately $12 billion under management and is a wholly owned subsidiary of Piper Jaffray Companies Inc., a full-service investment company.

SUB-ADVISOR

Edinburgh Fund Managers plc
Donaldson House
97 Haymarket Terrace
Edinburgh, Scotland  EH12, 5HD

The sub-advisor is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions. Edinburgh, a public limited company that was incorporated in 1969, manages approximately $12 billion in assets.

The advisor pays the sub-advisor a fee for providing sub-advisory services equal to 65% of the basic management fee plus or minus 90% of the performance adjustment. Under an expense reimbursement agreement, Edinburgh pays Piper Capital a monthly fee equal to 10% of the basic management fee to reimburse Piper Capital for expenses it incurs in administering the fund.

--------------------------------------------------------------------------------
                    11  Prospectus - Pacific-European Growth Fund

--------------------------------------------------------------------------------


DISTRIBUTOR

Piper Jaffray Inc.
222 South Ninth Street
Minneapolis, MN 55402-3804

Piper Jaffray is the principal distributor of the fund's shares. Other brokerage firms that have a sales agreement with Piper Jaffray may also sell fund shares. Piper Jaffray is a wholly owned subsidiary of Piper Jaffray Companies and an affiliate of Piper Capital.

CUSTODIAN

Bankers Trust Company
130 Liberty Street
New York, NY 10006

The fund's custodian holds the fund's portfolio securities, settles trades, holds and processes cash, and collects interest and dividends.

ACCOUNTING AGENT

Investors Fiduciary Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

As the fund's accounting agent, IFTC collects the data needed to calculate net asset values, maintains the fund's general ledgers and provides other record-keeping services.

TRANSFER AND DIVIDEND DISBURSING AGENTS

Investors Fiduciary Trust Company
1004 Baltimore Avenue
Kansas City, MO 64105-1802

Piper Jaffray (address listed above)

Piper Trust Company
222 South Ninth Street
Minneapolis, MN 55402-3804

IFTC provides transfer agent services and pays dividends and other distributions for the fund. Piper Jaffray and Piper Trust provide these services for shareholders whose accounts they maintain.

HOW DEALERS ARE COMPENSATED
--------------------------------------------------------------------------------
Piper Jaffray Investment Executives and other brokerage firms who sell class Y shares receive ongoing fees from Piper Capital which equal, on an annual basis, up to 0.35% of the fund's average daily net assets attributable to such shares.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
When deciding which brokers to use for the fund's portfolio transactions, the advisor or sub-advisor may consider whether brokers have sold shares of this or any other Piper fund. The advisor or sub-advisor may place trades through Piper Jaffray in compliance with Investment Company Act of 1940 rules.

NET ASSET VALUE
--------------------------------------------------------------------------------
Net asset value per share is calculated by dividing the total market value of the fund's investments and other assets, less any liabilities, by the number of fund shares. The values of securities within the fund's portfolio are determined as follows:

-  By an independent pricing service, or

- Through market quotations obtained from one or more dealers who make a market in the securities or from a widely used quotation system.

- Occasionally, if prices are not available from the above sources or are determined to be unreliable, securities will be priced at "fair market value" according to procedures approved by the board of directors.

Net asset value is calculated as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) on each day the exchange is open for trading. Trading takes place in various foreign markets on days which are not business days of the fund and on which the fund's net asset value is not calculated. Therefore, the fund's net asset value might be significantly affected on days when you have no access to the fund.

REGULATORY PROCEEDINGS
--------------------------------------------------------------------------------
Piper Capital and Piper Jaffray are subject to an investigation by the Securities and Exchange Commission which began February 21, 1995, related to various funds and assets managed by Piper Capital.

--------------------------------------------------------------------------------
                    12  Prospectus - Pacific-European Growth Fund

--------------------------------------------------------------------------------
Prospectus - Pacific-European Growth Fund
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

ANNUAL/SEMIANNUAL REPORTS
Shareholder reports include financial statements and performance information on the fund, a message from your portfolio manager, and, on an annual basis, the auditors' report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the fund. A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.

To order free copies, please write or call:

PIPER CAPITAL MANAGEMENT
ATTN: MUTUAL FUND SERVICES
222 SOUTH NINTH STREET
MINNEAPOLIS, MN 55402-3804

800 866-7778



No dealer, sales representative or other person has been authorized to give any information or make any representations other than those contained in this prospectus or in the SAI. You should not rely upon any such information or representation as having been authorized by the fund or Piper Jaffray.

--------------------------------------------------------------------------------
[LOGO]                        PIPER FUNDS   222 South Ninth Street
                                   Minneapolis, MN 55402-3804

                                                     #30122    11/1997    033-98

                                     PART B

                          PACIFIC-EUROPEAN GROWTH FUND
                          EMERGING MARKETS GROWTH FUND

                        Series of Piper Global Funds Inc.

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 24, 1997

                                Table of Contents

                                                                        Page
                                                                        ----
Introduction . . . . . . . . . . . . . . . . . . . . . . . . . .          2
Investment Objectives and Policies . . . . . . . . . . . . . . .          2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . .         15
Directors and Executive Officers . . . . . . . . . . . . . . . .         17
Investment Advisory and Other Services . . . . . . . . . . . . .         21
Portfolio Transactions and Allocation of Brokerage . . . . . . .         31
Capital Stock and Ownership of Shares. . . . . . . . . . . . . .         33
Net Asset Value and Public Offering Price. . . . . . . . . . . .         35
Performance Comparisons. . . . . . . . . . . . . . . . . . . . .         36
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . .         38
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . .         42
Taxation   . . . . . . . . . . . . . . . . . . . . . . . . . . .         44
General Information. . . . . . . . . . . . . . . . . . . . . . .         47
Financial Statements . . . . . . . . . . . . . . . . . . . . . .         48
Pending Litigation . . . . . . . . . . . . . . . . . . . . . . .         48
Appendix A - Corporate Bond, Preferred Stock and
  Commercial Paper Ratings . . . . . . . . . . . . . . . . . . .        A-1
Appendix B - General Characteristics and Risks of
  Options and Futures. . . . . . . . . . . . . . . . . . . . . .        B-1


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the following two Prospectuses each dated November 24, 1997: (1) Prospectus for the Class A and Class B shares of Pacific-European Growth Fund and Emerging Markets Growth Fund, and (2) Prospectus for the Class Y shares of Pacific-European Growth Fund. This Statement of Additional Information should be read in conjunction with each applicable Prospectus. Copies of these Prospectuses may be obtained from the Funds at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.


3010-1

                                  INTRODUCTION

     The shares of Piper Global Funds Inc. (the "Company") are currently offered in two series: Pacific-European Growth Fund and Emerging Markets Growth Fund (sometimes referred to herein as a "Fund" or, collectively, as the "Funds"). On June 21, 1996, Emerging Markets Growth Fund acquired the assets and assumed all identified liabilities of Hercules Latin American Value Fund, a series of Hercules Funds Inc., in a tax-free reorganization by issuing new shares. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition. Certain financial and performance information for Emerging Markets Growth Fund set forth herein represents historical information of Hercules Latin American Value Fund.

     The investment adviser for the Funds is Piper Capital Management Incorporated (the "Adviser"). Edinburgh Fund Managers plc (the "Sub-Adviser") acts as each Fund's sub-adviser.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below.

PACIFIC-EUROPEAN GROWTH FUND


     Pacific-European Growth Fund seeks to achieve its investment objective through investments primarily in common stock of companies in the Pacific Basin or in Europe. "Common stock" means common stock and foreign equity securities which are substantially similar to common stock in the U.S. and does not include convertible debt securities or foreign equity securities which are substantially similar to preferred stock in the U.S. (such foreign equity securities may have voting and distribution rights which differ from those of common stock in the U.S.).


     The Pacific Basin is generally defined as those countries bordering the Pacific Ocean. Pacific-European Growth Fund may invest in the following countries within the region: Malaysia, Pakistan, Sri Lanka, the Philippines, Singapore, North Korea, Thailand, India, Indonesia, Hong Kong, Japan, Taiwan, Australia and New Zealand. In addition, to the extent suitable investment opportunities become available, the Fund may invest in any other country within the region, including, but not limited to, China.

     Europe is defined as consisting of Austria, Belgium, Denmark, Germany, Finland, France, Greece, the Republic of Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom (together, "Western Europe"), plus Albania, Bulgaria, the Czech and Slovak Republics, Hungary, Poland, Romania, the successor states to the former Yugoslavia, and the Commonwealth of Independent States (formerly, the Union of Soviet Socialist Republics) (together, "Eastern Europe"). As the securities markets of additional continental European countries develop, such countries may be considered part of the Fund's definition of Europe and appropriate countries for investment by the Fund.

     A company is considered to be in the Pacific Basin or in Europe, as the case may be, if (a) it is organized under the laws of a country within the Pacific Basin or in Europe (including the United Kingdom); (b) at least 50% of its assets are located in the Pacific Basin or in Europe; (c) it derives at least 50% of its total revenues from goods produced, sales made, services performed or investment in companies in the Pacific Basin or in Europe; or (d) its securities are traded principally on stock exchanges in a Pacific Basin or European country. The Fund's definition of companies in the Pacific Basin or in Europe may include companies that reflect economic and market forces applicable to other regions as well as the Pacific Basin or Europe.

EMERGING MARKETS GROWTH FUND

     Emerging Markets Growth Fund seeks to achieve its investment objective through investments primarily in common stock of issuers in the world's emerging securities markets. "Common stock" means common stock and foreign equity securities which are substantially similar to common stock in the U.S. and does not include preferred stock or convertible debt securities (such foreign equity securities may have voting and distribution rights which differ from those of common stock in the U.S.).

     Emerging securities markets can be found in regions such as Latin America,
Asia, Eastern Europe, the Middle East, Southern Europe and Africa.    Countries
with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the International Bank for Reconstruction and Development (the World Bank), and those listed in World Bank publications as developing. The Fund will emphasize countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. An issuer in an emerging market is defined as a company: (a) the principal securities trading market for which is an emerging market; (b) which is organized under the laws of an emerging market country; or (c) which derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made or services performed in the emerging market country or which has at least 50% of its assets situated in such a country.

     The Fund currently intends to select its investments from the following countries with emerging markets:

     Asia: China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Sri Lanka, Taiwan, Thailand

     Europe:             Czech Republic, Greece, Hungary, Poland, Portugal

     Latin America:      Argentina, Brazil, Chile, Colombia, Mexico, Peru,
                         Venezuela

     Africa:             Nigeria, South Africa, Zimbabwe

     Middle East:        Jordan, Turkey

     The foregoing list of emerging markets is not exhaustive; the Fund may invest in countries other than those listed above when such investments are consistent with the Fund's investment objective and policies.

ALLOCATION AMONG COUNTRIES

     For each Fund, investment is made in those countries where the Adviser and Sub-Adviser (collectively, "Management") believe that economic and political factors, including currency movements, are likely to produce above average investment returns. There is no limitation on the percentage of either Fund's assets that may be invested at any one time in securities of companies in one or more of the countries in the Pacific Basin or Europe (with respect to Pacific-European Growth Fund) or in emerging markets (with respect to Emerging Markets Growth Fund), except insofar as each Fund is limited in its ability to invest in other investment companies; provided, however, that in normal market conditions each Fund's investments will be allocated among at least three different countries in the Pacific Basin and/or Europe (with respect to Pacific-European Growth Fund) or having emerging markets (with respect to Emerging Markets Growth
Fund). To the extent a Fund invests a significant portion of its assets in any one country, it will be more susceptible to factors adversely affecting issuers in such country than would a comparable fund having a lesser percentage of its assets so invested.

ADDITIONAL RISKS OF INVESTMENTS IN EMERGING MARKETS

     Investing in securities of issuers in emerging markets involves exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment in their markets include certain national policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. Investing in securities of issuers located in emerging market countries may entail the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

     The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

     The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     Included among the emerging markets in which both Funds may invest are the formerly communist countries of Eastern Europe and the People's Republic of China. Emerging Markets Growth Fund may also invest in the Commonwealth of Independent States (formerly the Soviet Union). (These countries are referred to collectively as the "Communist Countries.") Upon the accession to power of Communist regimes approximately 40 to 70 years ago, the governments of a number of Communist Countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled.
There can be no assurance that any Fund investments in Communist Countries would not also be expropriated, nationalized or otherwise confiscated. In the event of such expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, any change in the leadership or policies of Communist Countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

     For temporary defensive purposes, the Funds may invest without limitation in U.S. dollar denominated or foreign currency denominated cash or in high quality debt securities with remaining maturities of one year or less. Such securities may include commercial paper, certificates of deposit, bankers' acceptances and securities issued by the U.S. or a foreign government, their agencies or instrumentalities. All securities in which the Funds invest for defensive purposes (other than securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities) must be rate AA or better by Standard & Poor's Ratings Services or be of comparable quality as determined by the Adviser. See Appendix A for an explanation of ratings.

FOREIGN CURRENCY TRANSACTIONS

     The Funds may engage in currency exchange transactions in connection with the purchase and sale of their investments. Currency exchange transactions are necessary to enable the Funds to purchase securities denominated in a foreign currency and to convert interest and dividend payments or sales proceeds paid in a foreign currency into U.S. dollars or into another currency. In addition, the Funds may engage in forward foreign currency exchange transactions and foreign currency futures and options transactions to protect against uncertainty with respect to future currency exchange rates. Forward currency exchange and futures and options transactions are used only for hedging and not for speculation. The Funds conduct currency exchange transactions either on a spot
(cash) basis at the rate prevailing in the currency exchange market or through entering into forward or futures contracts to purchase or sell foreign currencies.

     The Funds may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell the security and the settlement date or to "lock in" the U.S. dollar equivalent (or other foreign currency equivalent to the extent needed for purposes of purchasing securities) of a dividend or interest payment in a foreign currency. For that purpose, the Funds may purchase or sell a foreign currency on a spot (cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

     If conditions warrant, the Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

     A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designated by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. The Funds enter into foreign currency futures contracts solely for hedging or other appropriate risk management purposes as defined in CFTC regulations.

     Foreign currency forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

     For transaction hedging purposes, the Funds may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

     Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options traded in the over-the-counter market are illiquid and it may not be possible for a Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Adviser believes it would be advantageous to do so.

Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign debt security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be provided on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based upon the difference between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     The Funds may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of currency for securities which a Fund intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, the Funds may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and in foreign currencies on exchanges or over-the-counter markets.
In connection with position hedging, the Funds may also purchase or sell foreign currency on a spot basis.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Funds own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. In addition, hedging transactions involve costs and may result in losses. The Funds may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Funds will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. Each Fund's ability to engage in hedging and related option transactions may be limited by tax considerations. See "Taxation--Consequences of Certain Fund Investments".

HEDGING

     The Funds may engage in various futures and put and call transactions (collectively, "Hedging Transactions"). Hedging Transactions may be used to attempt to protect against possible declines in the market value of a Fund's portfolio, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these techniques may be used at any time. There is no overall limitation on the percentage of a Fund's portfolio securities which may be subject to a hedge position. There is no particular strategy that requires use of one technique rather than another. Use of any Hedging Transaction is a function of market conditions. The Hedging Transactions that the Funds may use are described below. Additional Hedging Transactions may be used by the Funds in the future as they are developed to the extent deemed appropriate by the Board of Directors of the Company.

     OPTIONS ON SECURITIES. In seeking to reduce fluctuations in net asset value, the Funds may write (I.E., sell) covered put and call options and purchase put and call options on the securities in which they may invest. Such options are traded on U.S. and foreign securities exchanges and in the over-the-counter markets.

     A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian. A put option written by a Fund is "covered" if the Fund maintains cash and liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security increased above the call option price by an amount in excess of the cost of the option. Otherwise, it would realize a loss. In purchasing a put option, a Fund would be in a position to realize a gain if, during the option period, the price of the security declined below the put option price by an amount in excess of the cost of the option. Otherwise, it would realize a loss. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund.

     If a put option written by a Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by a Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction as described in Appendix B to this Statement of Additional Information. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. See Appendix B for a further discussion of the use, risks and costs of option trading.

     The exchanges have established position limits governing the maximum number of options which may be written by an investor or group of investors acting in concert. Similarly, the Commodities Futures Trading Commission and the Chicago Board of Trade have established futures position limits for an investor or group of investors acting in concert. (A discussion of the Funds' ability to invest in futures contracts and options thereon is set forth below.) The position limits may restrict a Fund's ability to purchase or write options on a particular security or to enter into futures contracts. It is possible that the Funds and other clients of the Adviser, including closed-end and other open-end investment companies managed by the Adviser, may be considered to be a group of investors acting in concert. Thus, the number of options or futures transactions which a Fund may enter into may be affected by options or futures transactions of other investment advisory clients of the Adviser.

     Over-the-counter options are purchased or written by a Fund in privately negotiated transactions. Such options are illiquid and it may not be possible for a Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Adviser believes it would be advantageous to do so.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale of future delivery of securities or contracts based on financial indices including any index of securities in which the Funds may invest ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made. Options on futures contracts to be written or purchased by the Funds will be traded on exchanges or over-the-counter. These investment techniques are used only to hedge against declines in the value of a Fund's portfolio securities or increases in the prices of securities which a Fund intends to purchase at a later date. The successful use of such instruments relies on Management's experience with respect to such instruments. Should prices move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect. See Appendix B for further discussion of the use, risks and costs of futures contracts and options on futures contracts.

     The Funds limit their activities in options and futures contracts to the extent necessary to prevent disqualification of a Fund as a regulated investment company under the Internal Revenue Code. For a discussion of the tax treatment of futures contracts and options on futures contracts, see "Taxation-- Consequences of Certain Fund Investments".

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with respect to the securities in which it may invest. A repurchase agreement involves the purchase by a Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. To the extent proceeds from the sale of collateral were less than the repurchase price, a Fund would suffer a loss. Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's restriction on investing in illiquid securities.

     The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     The Funds have received from the Securities and Exchange Commission an exemptive order permitting the Funds, along with the other series of the Company, closed-end and other open-end investment companies currently managed by the Adviser, and all future series of the Company and all future investment companies advised by the Adviser or its affiliates, to deposit uninvested cash balances into a large single joint account to be used to enter into one or more large repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreement transactions with the same parties with whom it may enter into repurchase agreements. However, the Funds do not currently enter into or intend to enter into such transactions
during the coming year.   Under a reverse repurchase agreement, a Fund sells
securities and agrees to repurchase them at a mutually agreed date and price. Because certain of the incidents of ownership of the security are retained by a Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements will be used as a means of borrowing for investment purposes. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. The Company's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser and Sub-Adviser will monitor the creditworthiness of the dealers and banks with which the Funds enter into reverse repurchase agreement transactions.

     The Securities and Exchange Commission views reverse repurchase agreement transactions as collateralized borrowings by a Fund. Therefore, pursuant to the Investment Company Act of 1940 (the "1940 Act"), each Fund must maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed.

ILLIQUID SECURITIES

     Neither Fund will invest more than 15% of its net assets in illiquid securities. For Pacific-European Growth Fund, this is a fundamental investment restriction that may not be changed without the approval of a majority of the Fund's shares. The restriction is non-fundamental for Emerging Markets Growth Fund, and thus may be changed without shareholder approval. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms.

     The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the Adviser or Sub-Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

     "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities are no longer necessarily illiquid. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser or Sub-Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and

(d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Similar determinations may be made with respect to commercial paper issued in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Funds may make such purchases in order to lock in the purchase price of a security which Management believes will appreciate in value. There is always the risk, however, that the security will decrease in value prior to its delivery. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. When a Fund purchases securities on a when-issued or forward commitment basis, it will maintain in a segregated account with its custodian cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made; such Fund will likewise segregate securities it sells on a forward commitment basis.

     The purchase of securities on a when-issued or forward commitment basis exposes the Funds to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Settlements in the ordinary course, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

LENDING PORTFOLIO SECURITIES

     Each Fund may lend its portfolio securities. However, neither Fund has done so in the past, nor do the Funds currently intend to do so. In order to facilitate achievement of their investment objectives, the Funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and receive collateral in the form of cash or U.S. government securities. Securities lending may be used to generate income to cushion a Fund against declines in stock prices without requiring the Fund to sell portfolio securities which it believes will appreciate in value. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, a Fund will enter into loan arrangements only with brokers, dealers or financial institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In addition, collateral for such loans must be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities (including interest on the loaned securities). The interest accruing on the loaned securities will be paid to the Fund and the Fund will have the right, on demand, to call back the loaned securities. A Fund may pay fees to arrange the loans. Each Fund will not lend portfolio securities in excess of 30% of the value of its total assets (including such loans), nor does a Fund lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the Adviser or Sub-Adviser.

DIVERSIFICATION STATUS

     Pacific-European Growth Fund operates as a "diversified" fund, as defined in the 1940 Act, which means that with respect to at least 75% of its total assets, it will not invest more than 5% of the value of its total assets in any one issuer or own more than 10% of the outstanding voting securities of any one issuer. Emerging Markets Growth Fund is "non-diversified" and, accordingly, will be able to invest more than 5% of the value of its assets in the obligations of a single issuer, subject to the diversification requirements of subchapter M of the Internal Revenue Code of 1986, as amended. To the extent Emerging Markets Growth Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than more widely diversified funds to any single economic, political or regulatory occurrence or to changes in an issuer's financial condition or in the market's assessment of the issuers.

PORTFOLIO TURNOVER

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. Portfolio turnover rates are set forth in "Financial Highlights" in the Prospectus.

                             INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus, each Fund is subject to certain fundamental and nonfundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of a Fund's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than

50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting where more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Funds to be nonfundamental and, accordingly, may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.

     As fundamental investment restrictions:

     (1) With respect to 75% of its total assets, Pacific-European Growth Fund may not invest more than 5% of the value of its total assets (taken at market value at the time of purchase) in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States government or any agency or instrumentality thereof. For purposes of these restrictions, the government of any country (other than the U.S.), including its governmental subdivisions, is each considered a single issuer.

     (2) No Fund may invest 25% or more of the value of its total assets in the securities of issuers in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities.

     (3) No Fund may borrow money (provided that the Funds may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the value of a Fund's total assets. A Fund will not purchase portfolio securities while outstanding borrowing exceeds 5% of the value of the Fund's total assets. The Funds will not borrow money for leverage purposes (provided that the Funds may enter into reverse repurchase agreements for such purposes).

     (4) No Fund may pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure issuances or borrowings permitted by restriction 3 above (collateral arrangements with respect to reverse repurchase agreements or to margin for future contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction).

     (5) No Fund may make loans of money or property to any person, except through loans of portfolio securities, the purchase of debt obligations in which the Fund may invest consistently with the Fund's investment objective and policies or the acquisition of securities subject to repurchase agreements.

     (6) No Fund may underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares a Fund may be deemed to be an underwriter.

     (7) No Fund may invest for the purpose of exercising control over management of any company.

     (8) No Fund may purchase real estate or interests therein other than securities backed by mortgages and similar instruments.

     (9) No Fund may purchase or sell commodities or commodity contracts except for hedging purposes.

     (10) No Fund may make any short sales of securities.

     (11) No Fund may issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 above and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or forward commitment basis may be deemed to constitute issuing a senior security.

     (12) Pacific-European Growth Fund may not invest more than 15% of the value of its net assets in illiquid securities.

     In addition, the following are non-fundamental investment restrictions of the Funds which may be changed without shareholder approval:

     (a) Emerging Markets Growth Fund will not invest more than 15% of the value of its net assets in illiquid securities.

     (b) The Funds will not purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except that the Funds may make margin deposits in connection with futures contracts.

     (c) Each Fund will not invest more than 5% of its net assets in warrants, valued at the lower of cost or market.


     Any investment restriction or limitation referred to above or in a Fund's Prospectus which involves a maximum percentage of securities or assets, except the borrowing policy and the Fund's policy with respect to investing in illiquid securities, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.


                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and officers of the Company and their principal occupations during the past five years are set forth below. Unless otherwise indicated, all positions have been held for more than five years. Each of the Company's directors and officers also serves as a director or officer of various closed-end and open-end investment companies managed by the Adviser.

                                                PRINCIPAL OCCUPATIONS
                           POSITION WITH     DURING THE PAST FIVE YEARS
NAME AND ADDRESS (AGE)      THE COMPANY         AND OTHER AFFILIATIONS
----------------------     -------------     --------------------------

William H. Ellis* (55)       Chairman of    Retired.  Prior to September,
Piper Jaffray Tower          the Board of   1997, President of Piper
222 South Ninth Street       Directors      Jaffray Companies Inc.,
Minneapolis, MN 55402                       President, Director and
                                            Chairman of the Board of Piper
                                            Capital Management
                                            Incorporated (the "Adviser")
                                            and Director of Piper Jaffray
                                            Inc.

David T. Bennett (57)        Director       Of counsel to the law firm of
3400 City Center                            Gray, Plant, Mooty, Mooty &
33 South Sixth Street                       Bennett, P.A., located in
Minneapolis, MN 55402                       Minneapolis. Mr. Bennett is
                                            chairman of a group of
                                            privately held companies and
                                            serves on the board of
                                            directors of a number of
                                            nonprofit organizations.

Jaye F. Dyer (70)            Director       President of  Dyer Management
4670 Norwest Center                         Company, a private management
90 South Seventh Street                     company, since 1991; prior
Minneapolis, MN 55402                       thereto, Mr. Dyer was
                                            President and Chief Executive
                                            Officer of Dyco Petroleum
                                            Corporation, a Minneapolis
                                            based oil and natural gas
                                            development company he
                                            founded, from 1971 to March 1,
                                            1989, and Chairman of the
                                            Board until  December 31,
                                            1990.  Mr. Dyer serves on the
                                            board of directors of various
                                            privately held and nonprofit
                                            corporations.

Karol D. Emmerich (48)       Director       President of The Paraclete
7302 Claredon Drive                         Group, a consultant
Edina, MN 55439                             to nonprofit organizations,
                                            since 1993; prior thereto, Ms.
                                            Emmerich was Vice President,
                                            Chief Accounting Officer and
                                            Treasurer of Dayton Hudson
                                            Corporation from 1980 to 1993.
                                            Ms. Emmerich is an Executive
                                            Fellow at the University of
                                            St. Thomas Graduate School of
                                            Business and serves on the
                                            board of directors of a number
                                            of privately held and
                                            nonprofit corporations.

Luella G. Goldberg (60)      Director       Ms. Goldberg serves on the
7019 Tupa Drive                             board of directors of
Edina, MN 55435                             Northwestern National Life
                                            Insurance Company (since
                                            1976), The ReliaStar Financial
                                            Corp. (since 1989), TCF Bank
                                            Savings fsb (since 1985), TCF
                                            Financial Corporation (since
                                            1988) and Hormel Foods Corp.
                                            (since 1993).   Ms. Goldberg
                                            also serves as a Trustee of
                                            Wellesley College and as a
                                            director of a number of other
                                            organizations, including the
                                            University of Minnesota
                                            Foundation and the Minnesota
                                            Orchestral Association.  Ms.
                                            Goldberg was Chairman of the
                                            Board of Trustees of Wellesley
                                            College from 1985 to 1993 and
                                            acting President from July 1,
                                            1993 to October 1, 1993.

                                                PRINCIPAL OCCUPATIONS
                           POSITION WITH     DURING THE PAST FIVE YEARS
NAME AND ADDRESS (AGE)      THE COMPANY         AND OTHER AFFILIATIONS
----------------------     -------------     --------------------------

David A. Hughey (66)         Director       Trustee of Bentley College;
134 Powers Road                             formerly Executive Vice
Meredith, NH 03253                          President and Chief
                                            Administrative Officer of Dean
                                            Witter InterCapital Inc., Dean
                                            Witter Services Company Inc.
                                            and Dean Witter Distributors
                                            Inc., Director, Executive Vice
                                            President and Chief
                                            Administrative Officer of Dean
                                            Witter Trust Company, Vice
                                            President of Dean Witter
                                            Family of Funds and TCW/DW
                                            Family of Funds, and Director
                                            of ICI Mutual Insurance
                                            Company.

George Latimer (62)          Director       Chief Executive Officer of
754 Linwood                                 National Equity Fund, Chicago,
St. Paul, MN 55105                          Illinois since November 1995;
                                            prior thereto, Mr. Latimer was
                                            Director, Special Actions
                                            Office, Office of the
                                            Secretary, Department of
                                            Housing and Urban Development
                                            since 1993, and prior thereto,
                                            he had  been Dean of Hamline
                                            Law School, Saint Paul,
                                            Minnesota, from 1990 to 1993.
                                            Mr. Latimer serves on the
                                            board of directors of Digital
                                            Biometrics, Inc. and Payless
                                            Cashways, Inc.


Paul A. Dow (46)             President      Chief Investment Officer of
Piper Jaffray Tower                         the Adviser and Chief
222 South Ninth Street                      Executive Officer of the
Minneapolis, MN 55402                       Adviser (since 1997), prior to
                                            which he was a Senior Vice
                                            President of the Adviser.


Robert H. Nelson (34)        Vice President Senior Vice President of the
Piper Jaffray Tower          and Treasurer  Adviser since 1993; prior
222 South Ninth Street                      thereto he had been a Vice
Minneapolis, MN 55402                       President of the Adviser from
                                            1991 to 1993.

Susan S. Miley (40)          Secretary      Senior Vice President and
Piper Jaffray Tower                         General Counsel of the Adviser
222 South Ninth Street                      since 1995 and Secretary of
Minneapolis, MN 55402                       the Adviser since 1996; prior
                                            to which Ms. Miley was counsel
                                            for American Express Financial
                                            Advisors, Minneapolis, from
                                            1994 to 1995 and an attorney
                                            at Simpson Thatcher &
                                            Bartlett, New York, New York
                                            from 1984 to 1992.

---------------------------------
* Directors who are "interested persons," as defined in the 1940 Act, of Piper Capital and the Funds.

     Ms. Emmerich, Ms. Goldberg and Mr. Hughey are members of the Audit Committee of the Board of Directors. Ms. Emmerich acts as the chairperson of such committee. The Audit Committee oversees the Company's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

     The Board of Directors also has a Committee of the Independent Directors, consisting of Mr. Bennett, who serves as chairperson, Messrs. Dyer, Hughey and Latimer, Ms. Emmerich and Ms. Goldberg, and a Derivatives Subcommittee consisting of Ms. Emmerich, who serves as chairperson, Ms. Goldberg and Mr. Dyer.

     The functions of the Committee of the Independent Directors are: (a) recommendation to the full Board of approval of any management, advisory, sub-advisory and/or administration agreements; (b) recommendation to the full Board of approval of any underwriting and/or distribution agreements; (c) review of the fidelity bond and premium allocation; (d) review of errors and omissions and any other joint insurance policies and premium allocation; (e) review of, and monitoring of compliance with, procedures adopted pursuant to certain rules promulgated under the 1940 Act; and (f) such other duties as the independent directors shall, from time to time, conclude are necessary or appropriate to carry out their duties under the 1940 Act. The functions of the Derivatives Subcommittee are: (a) to oversee practices, policies and procedures of the Adviser in connection with the use of derivatives; (b) to receive periodic reports from management and independent accountants; and (c) to report periodically to the Committee of the Independent Directors and the Board of Directors.

     The directors of the Company who are officers or employees of the Adviser or any of its affiliates receive no remuneration from the Company. Each of the other directors currently receives a quarterly retainer of $3,625 that is allocated among the Funds and all other open-end funds managed by the Adviser on the basis of the total assets of each such fund. In addition, each director receives a fee from the Company for each regular quarterly and in-person special meeting of the Board of Directors attended. Such fee is based on the net asset value of the Company and ranges from $250 (net assets of less than $200 million) to $1,500 (net assets of $5 billion or more). Members of the Audit Committee receive $1,000 for each Audit Committee meeting attended ($2,000 for the chairperson of the Committee), and the chairperson of the Committee of the Independent Directors receives $1,000 for each meeting of such committee attended, with such fees being allocated evenly between the Company and all other closed-end and open-end investment companies managed by the Adviser. Members of the Committee of the Independent Directors and the Derivatives Subcommittee (other than the chairperson of the Committee of the Independent Directors) currently receive no additional compensation. In addition, each Director who is not affiliated with the Adviser is reimbursed for expenses incurred in connection with attending meetings.

     The following table sets forth the aggregate compensation received by each director from the Funds during the fiscal year ended September 30, 1997, as well as the total compensation received by each director from the Company and all other registered investment companies managed by the Adviser or affiliates of the Adviser during the calendar year ended December 31, 1996. Directors who are officers or employees of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table. Mr. Bennett and Mr. Hughey became directors of the Company on August 9, 1996 and September 3, 1996, respectively.

                        Aggregate Compensation          Total Compensation
Director                    from the Company             from Fund Complex*
--------                ----------------------          -------------------
Jaye F. Dyer                   $ 2,812                         $ 58,750
Karol D. Emmerich              $ 3,062                         $ 58,750
Luella G. Goldberg             $ 2,937                         $ 60,750
George Latimer                 $ 2,812                         $ 56,750
David T. Bennett               $ 3,062                         $ 56,250
David A. Hughey                $ 2,234                         $    -0-
---------------


* Currently consists of 20 open-end and closed-end investment companies managed by the Adviser, including the Company. Each director included in the table serves on the board of each such open-end and closed-end investment company.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     The investment adviser for the Funds is Piper Capital Management Incorporated (the "Adviser"). Its affiliate, Piper Jaffray Inc. (the "Distributor"), acts as the Funds' distributor. The Sub-Adviser for the Funds is Edinburgh Fund Managers plc (the "Sub-Adviser"). Each of the Adviser and Sub-Adviser acts as such pursuant to written agreements which are periodically approved by the directors or the shareholders of the Funds. The address of both the Adviser and the Distributor is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804. The address of the Sub-Adviser is Donaldson House, 97 Haymarket Terrace, Edinburgh, Scotland, EH12 5HD.

CONTROL OF THE ADVISER, THE SUB-ADVISER AND THE DISTRIBUTOR

     The Adviser and the Distributor are both wholly owned subsidiaries of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry. The Sub-Adviser is a public limited company incorporated in 1969. The British Investment Trust plc, a Scottish closed-end investment company, for which the Sub-Adviser serves as investment manager and adviser, is a controlling shareholder of the Sub-Adviser.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     The Adviser acts as the investment adviser of the Funds under an Investment Advisory and Management Agreement which has been approved by the Board of Directors (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Company) and the shareholders of the Funds.

     The Adviser supervises, directs and monitors the day-to-day operations of the Funds in accordance with each Fund's investment objective, policies and restrictions, as well as the implementation of investment programs formulated by the Sub-Adviser. The Adviser reviews investment and allocation determinations of the Sub-Adviser. In addition, the Sub-Adviser must obtain the Adviser's approval prior to (a) any investment of the assets of Pacific-European Growth Fund in any country outside of the Pacific Basin or Europe and (b) any investment by the Sub-Adviser which would result in reallocations of in excess of 5% of Pacific-European Growth Fund's total assets. The Adviser determines the broker-dealers which are eligible to execute transactions on behalf of the Funds. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for providing the foregoing services. In addition, the Adviser pays the salaries and fees of all officers and directors of the Funds who are affiliated with the Adviser. The Adviser is liable to the Funds for losses resulting from willful misconduct, bad faith or gross negligence in the performance of its duties or from its reckless disregard of its duties under the Advisory Agreement.

     The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Company's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. The agreement may be terminated with respect to a particular Fund at any time by a vote of the holders of a majority of the outstanding voting securities of such Fund, upon 60 days' written notice to the Adviser. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Company, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of either Fund approves the agreement, the agreement shall continue in effect with respect to such approving Fund whether or not the shareholders of the other Fund approve the agreement.

       Under the Advisory Agreement, Pacific-European Growth Fund pays the Adviser a monthly management fee. The fee is paid at an annual rate of 1% on average daily net assets up to $100 million, .875% on net assets over $100 million and up to $200 million, and .75% on net assets over $200 million (the "Basic Fee"), and is subject to adjustment as described below. The adjustment is based on the investment performance of the Class A shares of the Fund in relation to the investment record of the Morgan Stanley Capital International EAFESM Index (the "EAFE Index"). The Basic Fee is higher than fees paid by most other investment companies.

     Adjustments to the Basic Fee are made by comparison of the investment performance of the Fund's Class A shares for the applicable period with the investment record of the EAFE Index. The Basic Fee for each month may be increased or decreased by up to .25% (on an annualized basis) of the Fund's average daily net assets depending on the extent (as set forth below) by which the performance of the Fund's Class A shares varies from the EAFE Index over the applicable performance period. For purposes of calculation of the performance adjustment, average daily net assets are equal to the Fund's average daily net assets during the month for which the calculation is being made.

     The following table illustrates the full range of permitted increases or decreases to the Basic Fee on an annualized basis:
                                                                 Adjustment
Performance of Class A Shares of                                to Basic Fee
the Fund Relative to EAFE Index                                 (Annualized)
--------------------------------                                ------------
+5 Percentage Points or more . . . . . . . . . . . . . . . . . .    +.25
+4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    +.20
+3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    +.15
+2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    +.10
+1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    +.05
0. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0
-1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    -.05
-2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    -.10
-3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    -.15
-4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    -.20
-5 Percentage Points or more . . . . . . . . . . . . . . . . . .    -.25

     The Basic Fee, plus or minus the performance adjustments calculated as described herein, is paid monthly. The applicable performance period is a rolling 12-month period consisting of the most recent calendar month plus the immediately preceding 11 months.

     In calculating the investment performance of the Class A shares of Pacific-European Growth Fund as compared with the investment record of the EAFE Index, dividends and other distributions made to the Fund's Class A shareholders and dividends and other distributions made with respect to component securities of the EAFE Index during the performance period are treated as having been reinvested. The investment performance of the Fund's Class A shares is calculated based on the total return of such shares for the applicable period, which consists of the total net asset value of the Fund's Class A shares at the end of the applicable period, including reinvestment of dividends and distributions, less the net asset value of such shares at the commencement of the applicable period divided by the net asset value of such shares at the commencement of the applicable period. Fractions of a percentage point are rounded to the nearest whole point (to the higher whole point if exactly one-half).

     The EAFE Index is a market capitalization weighted index containing (as of September 30, 1996) 1,100 companies representing approximately 60% of the market capitalization of each of the following 20 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom. The EAFE Index is an unmanaged index of common stocks, whereas Pacific-European Growth Fund, under normal circumstances, may invest up to 35% of its assets in securities other than common stock. Additionally, the largest percentages of the EAFE Index are currently represented by the Japanese and United Kingdom markets, which currently represent approximately 37% and 17.5%, respectively, of the EAFE Index. Consequently, the extent to which the EAFE Index increases or decreases in any one year will be affected significantly by the performance of these markets. Pacific-European Growth Fund had approximately 46% and 10%, respectively, of its total assets invested in Japan and the United Kingdom as of September 30, 1996. Because the Fund's weighting in these two markets is not as significant as that of the EAFE Index, the performance of the other markets in which the Fund invests, as compared to that of the Japanese and United Kingdom markets, will affect to a significant degree whether the Fund outperforms or underperforms the EAFE Index.

     The advisory fees paid by Pacific-European Growth Fund for the fiscal years ended February 28, 1995 and February 29, 1996, the seven-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $1,731,719, $1,216,305, $898,235 and $936,677, respectively.

     Pursuant to the Investment Advisory and Management Agreement, Emerging Markets Growth Fund pays the Adviser a monthly advisory fee equal on an annual basis to 1.00% of average daily net assets. This fee is higher than fees paid by most other investment companies. Emerging Market Growth Fund commenced operations on June 21, 1996, on which date it acquired the assets of Hercules Latin American Value Fund, which was also managed by the Adviser. The investment advisory fee paid by Hercules Latin American Value Fund under its investment advisory agreement with the Advisor was calculated at the same rate and in the same manner as the fee for Emerging Markets Growth Fund. Advisory fees paid under such agreement for the fiscal years ended June 30, 1995 and 1996, the three-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $280,401, $188,400, $34,087 and $160,956, respectively.

     Under the Investment Advisory and Management Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of that Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Funds.

     The same security may be suitable for both Funds and/or other funds or private accounts managed by the Adviser, the Sub-Adviser or their affiliates.
If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by a Fund and other funds or accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by that Fund or the size of the position obtainable or able to be sold by that Fund.

SUB-ADVISORY AGREEMENT

     The Adviser has entered into Sub-Investment Advisory Agreements with respect to each Fund. Under such agreements, the Sub-Adviser is responsible for the investment and reinvestment of the respective Fund's assets and the placement of brokerage transactions in connection therewith. For its services to Pacific-European Growth Fund, the Sub-Adviser is paid a fee by the Adviser, payable over the same time periods and calculated in the same manner as the Adviser's fee, equal to 65% of the Adviser's Basic Fee plus or minus 90% of the performance fee adjustment. For its services to Emerging Markets Growth Fund, the Sub-Adviser is paid a monthly fee by the Adviser equal to .50% of the Fund's average daily net assets.

     The Adviser and Sub-Adviser also have entered into an Expense Reimbursement Agreement pursuant to which the Sub-Adviser pays the Adviser a monthly fee equal to 10% of the Basic Fee to reimburse the Adviser for certain expenses it bears in connection with the administration of Pacific-European Growth Fund.

     The fees paid by the Adviser to the Sub-Adviser for Pacific-European Growth Fund (such amounts are payable out of the advisory fees received by the Adviser for the same periods and are not in addition to such amounts) for the fiscal years ended February 28, 1995 and February 29, 1996, the seven-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $1,149,751, $706,276, $570,444 and $516,943, respectively. In addition, for the fiscal year ended February 29, 1996, the seven-month fiscal period ended September 30, 1996, and the fiscal year ended September 30, 1997, the Sub-Adviser paid $155,359, $95,187 and $123,254, respectively, to the Adviser under the Expense Reimbursement Agreement.

     Bankers Trust ("Bankers Trust") Company, a New York banking corporation and a wholly owned subsidiary of Bankers Trust New York Corporation, acted as the Sub-Adviser to Hercules Latin American Value Fund prior to its acquisition by Emerging Markets Growth Fund. Bankers Trust was paid monthly compensation, over the same time periods and calculated in the same manner as the investment advisory fee, of .50% of net assets of such Fund. Fees paid by the Adviser to Bankers Trust for the fiscal years ended June 30, 1995 and 1996 were $140,200 and $92,822, respectively.

     From the commencement of operations of Emerging Markets Growth Fund on June 22, 1996 through June 30, 1996, for the three-month fiscal period ended September 30, 1996, and for the fiscal year ended September 30, 1997, fees paid by the

Adviser to the Sub-Adviser for Emerging Markets Growth Fund were $1,378, $17,044 and $80,718, respectively.

     Each Sub-Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, each Sub-Investment Advisory Agreement is terminable at any time, without penalty, by the Board of Directors on 60 days' written notice to the Adviser and the Sub-Adviser or by a vote of the holders of a majority of the outstanding shares of the respective Fund. Unless sooner terminated, each Sub-Investment Advisory Agreement shall continue in effect until two years from the date of its execution and thereafter from year to year provided it is specifically approved at least annually by either the Board of Directors or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the respective Fund, provided that, in either event, such continuance is also approved by a vote of a majority of the Directors who are not parties to such Sub-Investment Advisory Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

EXPENSES

     The expenses of each Fund are deducted from their income before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with the Adviser, taxes, interest, legal fees, transfer agent, dividend disbursing agent and custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations, distribution expenses pursuant to the Fund's Rule 12b-1 plan, and other expenses which are not expressly assumed by the Adviser under the Investment Advisory and Management Agreement. Any general expenses of the Company that are not readily identifiable as belonging to either Fund will be allocated between each Fund based upon the relative net assets of each Fund at the time such expenses were incurred.

DISTRIBUTION PLAN

     Rule 12b-1(b) under the 1940 Act provides that any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing.

     Rule 12b-1(b)(1) requires that such plan be approved by a majority of a Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the Directors who are not interested persons of the Company and who have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Company pursuant to the plan or any related agreement shall provide to the Company's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of a Fund.

     Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

     Rule 12b-1(c) provides that the Company may rely upon Rule 12b-1(b) only if the selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Company may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Company and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that each Fund's Rule 12b-1 plan ("Distribution Plan") will benefit such Fund and its shareholders.

     Pursuant to the provisions of their respective Distribution Plans, each Fund pays a quarterly fee to the Distributor for servicing of the Fund's shareholder accounts and providing distribution-related services to the Funds. With respect to the Class A shares of Pacific-European Growth Fund, the Distributor is reimbursed quarterly for its actual expenses in an amount not to exceed, on an annual basis, .50% of the average daily net attributable to Class A shares. In the event expenses for the Class A shares of Pacific-European Growth Fund for any one year exceed the maximum reimbursable under the Plan, such expenses may not be carried forward to the following year. With respect to the Class B shares of Pacific-European Growth Fund, the Distributor is paid a fee which is equal, on an annual basis, to 1.00% of the average daily net assets attributable to Class B shares. With respect to Emerging Markets Growth Fund, the Fund pays a monthly fee to the Distributor equal, on an annual basis, to .50% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares.

     A portion of each Fund's total fee is paid as a distribution fee and will be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of such Fund ("Distribution Expenses"), and a portion of the fee is paid as a shareholder servicing fee and will be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to such Fund ("Shareholder Servicing Costs"). The .50% Rule 12b-1 fee paid by each Fund with respect to its Class A shares is comprised of (a) a servicing fee equal to .25% of the Fund's average daily net assets attributable to Class A shares and (b) a distribution fee equal to .25% of the Fund's average daily net assets attributable to Class A shares. The 1.00% Rule 12b-1 fee paid by each Fund with respect to its Class B shares is comprised of (a) a servicing fee equal to .25% of the Fund's average daily net assets attributable to Class B shares and (b) a distribution fee equal to .75% of the Fund's average daily net assets attributable to Class B shares.

     Distribution Expenses under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to Investment Executives of the Distributor and to other broker-dealers; interest expenses; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of the Distributor's overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Costs include all expenses of the Distributor incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of the Distributor's overhead and payments made to persons, including employees of the Distributor, who respond to inquiries of shareholders of the Funds regarding their ownership of shares or their accounts with the Funds, or who provide other administrative services not otherwise required to be provided by the Funds' Adviser or transfer agent.

     Amounts paid by Pacific-European Growth Fund under its Distribution Plan for the fiscal years ended February 28, 1995 and February 29, 1996, for the seven-month fiscal period ended September 30, 1996 and for the fiscal year ended September 30, 1997 were $476,639, $514,242, $311,253 and $381,430, respectively.
During these periods, the Distributor voluntarily agreed to limit amounts paid under the Plan to annual rates of .28%, .32% and .31% of average daily net assets for fiscal years 1995 and 1996 and the seven-month fiscal period ended September 30, 1996, respectively. For the fiscal year ended September 30, 1997, the Distributor voluntarily limited amounts payable under the Plan with respect to the Fund's Class A shares to .33% of average daily net assets. The Distributor did not limit amounts payable under the Plan with respect to the Fund's Class B shares. Of the Rule 12b-1 fees paid for the fiscal year ended September 30, 1997, the Distributor used $346,776 for compensation to underwriters (fees to investment executives) and $34,654 for advertising.

     The amounts paid by Emerging Markets Growth Fund under its Distribution Plan for the three-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $10,567 and $53,654, respectively. The Distributor voluntarily agreed to limit amounts paid under the Plan to annual rates of .31% of average daily net assets for the fiscal period ended September 30, 1996 and, for the fiscal year ended September 30, 1997, .33% of average daily net assets with respect to the Fund's Class A shares. The Distributor did not limit amounts payable under the Plan with respect to the Fund's Class B shares. Of the Rule 12b-1 fees paid for the fiscal year ended September 30, 1997, the Distributor used $48,860 for compensation to underwriters (fees to investment executives) and $4,794 for advertising, printing and mailing of prospectuses to other than current shareholders.

     Prior to its acquisition by Emerging Markets Growth Fund on June 21, 1996, Hercules Latin American Value Fund had a Rule 12b-1 Plan under which the Fund paid a monthly fee to the Distributor at the annual rate of up to .70% of the Fund's average daily net assets in order to reimburse the Distributor for actual expenses incurred in the distribution and promotion of the Fund's shares. Rule 12b-1 fees incurred by Hercules Latin American Value Fund for the fiscal years ended June 30, 1995 and 1996 were $196,280 and $131,002, respectively. However, the reimbursement was voluntarily limited to .50% per annum of average daily net assets during each of these fiscal periods. The amounts actually paid by the Fund were $140,200 for fiscal 1995 and $93,573 for fiscal 1996.

UNDERWRITING AND DISTRIBUTION AGREEMENT


     Pursuant to an Underwriting and Distribution Agreement, the Distributor has agreed to act as the principal underwriter for the Funds in the sale and distribution to the public of shares of the Funds, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, in addition to receiving fees pursuant to the Distribution Plan discussed above, the Distributor receives the initial sales charge on sales of Class A shares of the Funds and any contingent deferred sales charge imposed on redemptions of Class B shares of the Funds and redemption of certain Class A shares of the Funds that were not subject to an initial sales charge, as set forth in the respective Prospectus. The total underwriting commissions paid in connection with sales of Pacific-European Growth Fund shares during the fiscal years ended February 28, 1995 and February 29, 1996, the seven-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $459,632, $400,830, $164,075 and $32,063, respectively, and the Distributor retained underwriting commissions of $459,632, $400,766, $163,384 and $24,046, respectively. Prior to its acquisition by Emerging Markets Growth Fund on June 21, 1996, Hercules Latin American Value Fund did not charge an initial sales charge, and therefore, no underwriting commissions were paid in prior fiscal periods. The total underwriting commissions paid in connection with sales of Emerging Markets Growth Fund during the three-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 were $23,154 and $23,084, of which $16,580 was retained by the Distributor.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company ("IFTC"), the transfer agent for the Company, maintains certain omnibus shareholder accounts for each Fund. Each such omnibus account represents the accounts of a number of individual shareholders of a Fund. The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company ("Piper Trust"), pursuant to which they provide certain transfer agent and dividend disbursing agent services for the underlying individual shareholder accounts held at the Distributor or Piper Trust, as applicable. Pursuant to such Agreements, the Distributor and Piper Trust have agreed to perform the usual and ordinary services of transfer agent and dividend disbursing agent not performed by IFTC with respect to the respective underlying individual shareholder accounts, including, without limitation, the following: maintaining all shareholder accounts, preparing shareholder meeting lists, mailing shareholder reports and prospectuses, tracking shareholder accounts for blue sky and Rule l2b-1 purposes, withholding taxes on nonresident alien and foreign corporation accounts, preparing and mailing checks for disbursement of income dividends and capital gains distributions, preparing and filing U.S. Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases, exchanges and liquidations of series shares and other transactions in shareholder accounts for which confirmations are required, recording reinvestments of dividends and distributions in series shares, recording redemptions of series shares, and preparing and mailing checks for payments upon redemption and for disbursements to withdrawal plan holders. As compensation for such services, the Distributor and Piper Trust are paid annual fees of $6.00 per active shareholder account (defined as an account that has a balance of shares) and $1.60 per closed account (defined as an account that does not have a balance of shares, but has had activity within the past 12 months). Such fees are payable on a monthly basis at a rate of 1/12 of the annual per-account charge. Such fees cover all services listed above, with the exception of preparing shareholder meeting lists and mailing shareholder reports and prospectuses. These services, along with proxy processing (if applicable) and other special service requests, are billable as performed at a mutually agreed upon fee in addition to the annual fee noted above, provided that such mutually agreed upon fee shall be fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. Under such Agreements, Pacific-European Growth Fund paid $83,724 to the Distributor and $12,727 to Piper Trust for the fiscal year ended September 30, 1997 and Emerging Markets Growth Fund paid $19,896 to the Distributor and $-0- to Piper Trust during such fiscal year. Hercules Latin American Value Fund was not a party to similar agreements with the Distributor and Piper Trust.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, commissions are negotiated whereas on many foreign stock exchanges, commissions are fixed, often at levels higher than those available in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission but the price usually includes a commission paid by the issuer to the underwriters. Commissions are paid with respect to the purchase of certain other securities in which the Funds may invest, and with respect to options on securities, futures contracts and options on futures contracts purchased by the Funds. Subject to the general supervision of the Directors of the Company, the Adviser and the Sub-Adviser are responsible for the investment decisions and the placing of the orders for portfolio transactions for the Funds.

     The Funds have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. The Funds do not purchase securities from, or sell securities to, the Adviser, the Sub-Adviser or their respective affiliates acting as principal. In placing orders, it is the policy of the Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker-dealer, the Adviser or the Sub-Adviser may, in their discretion, purchase and sell securities through broker-dealers who provide research, statistical and other information to the Adviser or the Sub-Adviser, as the case may be. The Funds will not purchase at a higher price or sell at a lower price in connection with transactions effected with a dealer, acting as principal, who furnishes research services to the Adviser or Sub-Adviser than would be the case if no weight were given by the Adviser or Sub-Adviser, as the case may be, to the dealer's furnishing of such services.

     The supplemental information received from a broker-dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and by the Sub-Adviser under the respective Sub-Advisory Agreement, and the expenses of the Adviser and/or the Sub-Adviser will not necessarily be reduced as a result of the receipt of such information. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking the best price and execution, the Funds may consider sales of shares of the Funds as a factor in the selection of broker-dealers to enter into portfolio transactions with the Funds.

     The investment information provided to the Adviser or the Sub-Adviser, as the case may be, is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's or the Sub-Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Funds effect securities transactions are used by the Adviser or the Sub-Adviser in carrying out its investment management responsibilities with respect to all its client accounts, but not all such services may be used by the Adviser or the Sub-Adviser in connection with the Funds.

     Certain other clients of the Adviser and/or the Sub-Adviser may have investment objectives and policies similar to those of the Funds. The Adviser and/or the Sub-Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. ("Security" is defined for these purposes to include options, futures contracts and options on futures contracts.) If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse affect on price or quantity. In addition, it is possible that the number of options or futures transactions that a Fund may enter into may be affected by options or futures transactions entered into by other investment advisory clients of the Adviser. It is the policy of the Adviser and the Sub-Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser or the Sub-Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser or Sub-Adviser (including the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

     Transactions in securities, options on securities, futures contracts and options on futures contracts may be effected through Piper Jaffray Inc. if the commissions, fees or other remuneration received by Piper Jaffray Inc. are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or other futures commission merchants in connection with comparable transactions involving similar securities or similar futures contracts or options thereon being purchased or sold on an exchange or contract market during a comparable period of time. In effecting portfolio transactions through Piper Jaffray Inc., the Funds intend to comply with Section 17(e)(1) of the 1940 Act.

     Pacific-European Growth Fund paid brokerage commissions for the fiscal years ended February 28, 1995 and February 29, 1996, the seven-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 of $683,910, $940,635, $557,103 and $661,025, respectively. No commissions were paid to affiliates of the Fund, the Adviser or the Sub-Adviser, or to affiliates of such affiliates during such periods. Emerging Markets Growth Fund paid brokerage commissions for the fiscal years ended June 30, 1995 and 1996, the three-month fiscal period ended September 30, 1996 and the fiscal year ended September 30, 1997 of $217,281, $185,521, $1,424 and $135,776, respectively. Of such amounts, $10,523, $0, $0 and $0, respectively, were paid to affiliated brokers which was equal to 4.84%, 0%, 0% and 0%, respectively, of total brokerage commissions. The total dollar amount of transactions involving commissions paid to an affiliate were $3,105,766 (6.28%), $0, $0 and $0, respectively.

     From time to time the Funds may acquire the securities of their regular brokers or dealers or affiliates of such brokers or dealers. During the fiscal year ended September 30, 1997, no such securities were acquired by Emerging Markets Growth Fund or Pacific-European Growth Fund, respectively.

OPTION TRADING LIMITS

     The writing by the Funds of options on securities will be subject to limitations established by each of the registered securities exchanges on which such options are traded. Such limitations govern the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different securities exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write may be affected by options written by other investment companies managed by and other investment advisory clients of the Adviser and the Sub-Adviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                      CAPITAL STOCK AND OWNERSHIP OF SHARES

     The Company was organized under the laws of the State of Minnesota in 1990 as a closed-end investment company and converted into an open-end investment company on August 31, 1992. At that time, Pacific-European Growth Fund was the only outstanding series of the Company. The Board of Directors designated a second series of the Company, Emerging Markets Growth Fund, in April 1996. Effective with the close of business on June 21, 1996, Emerging Markets Growth Fund acquired the assets and assumed all identified liabilities of Hercules Latin American Value Fund, a series of Hercules Funds Inc., in a tax-free exchange by issuing new shares. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition.

     Each Fund's shares constitute a separate series of the Company's common stock. The assets received by the Company for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series shall be allocated among the series based upon the relative net assets of the series at the time such expenses were accrued.

     The Board of Directors is empowered under the Articles of Incorporation to issue additional series of common stock without shareholder approval. In addition, the Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within each Fund, as well as within any series of the Company created in the future.

     All shares, when issued, will be fully paid and nonassessable and will be redeemable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro-rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

     Each share of a series has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the series' shares. On some issues, such as the election of directors, all shares of the Company vote together as one series. On an issue affecting only a particular series, the shares of the affected series vote separately. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares will be unable to elect any directors.

     As of November 14, 1997, shareholders who owned of record or were known by the Funds to own beneficially 5% or more of the outstanding shares of any class of any of the Funds are listed below. The directors and officers of the Company as a group owned less than 1% of the outstanding shares of each Fund, and of each class thereof, as of such date.

     Pacific-European Growth Fund--Class B shares: Mark Dillenburg, 3030 Sumter Avenue North, Crystal, MN 55427, 605 shares (14.30%); Piper Jaffray Companies, 222 S. 9th Street, Minneapolis, MN 55402, 797 shares (18.85%); Piper Jaffray, custodian for the benefit of Rowena M. Caratao SEP, 1114 N. K Street, Aberdeen WA 98520, 408 shares (9.64%); Piper Jaffray, custodian for the benefit of Nancy Rae Cohen Pension, 12330 E. Sutter Mill Street, Tuscon, AZ 85749, 227 shares (5.38%); Piper Jaffray, custodian for the benefit of Shanta Shenoy IRA, 430 C Costa Mesa Terrace, Sunnyvale, CA 94086, 316 shares (7.46%) and David N. and Julie A. Glass, 360 NW 338th, Hillsboro, OR 97124, 395 shares (9.33%). Pacific-European Growth Fund--Class Y shares: Piper Trust Company, trustee for the benefit of Burnet Realty 401(k) Plan, 222 S. 9th Street, Minneapolis, MN 55402, 77,364 shares (7.84%), Piper Trust Company, trustee for the benefit of Piper Jaffray Companies Inc. ESOP Plan, 222 S. 9th Street, Minneapolis, MN 55402, 50,203 shares (5.09%), Piper Trust Company, trustee for the benefit of Piper Jaffray Companies Inc. ESOP Plan, 222 S. 9th Street, Minneapolis, MN 55402, 480,205 shares (48.66%) and Piper Trust Company, trustee for the benefit of Piper Jaffray Companies Inc. 401(k) Plan, 222 S. 9th Street, Minneapolis, MN 55402, 379,787 shares (38.49%).

     Emerging Markets Growth Fund--Class B shares: Michael O'Brien, 14519 Rocksborough Road, Minnetonka, MN 55345, 1,998 shares (6.74%), Piper Jaffray, custodian for the benefit of John S. Beckmann, 405 5th Street SW, Austin, MN 55912, 1,650 shares (5.57%), Christian P. and Melanie K. Schmidt, 122 Grassy Hills Lane, Grand Forks, ND 58201, 1,858 shares (6.27%), Elaine W. Raleigh, 2341 Benton Avenue, Richland, WA 99352, 4,746 shares (16.01%), Piper Jaffray, custodian for the benefit of Larry D. Stevens IRA, 321 W. Thornberry Drive, Boise, ID 83702, 2,647 shares (8.93%), Max W. Berg, trustee for the Max W. Berg Trust, P.O. Box 1468, Provo, UT 84603, 1,795 shares (6.05%) and Piper Jaffray, custodian for the benefit of McRay Magleby SEP, 226 S. 1920 W., Provo, UT 84601, 1,607 shares (5.42%).

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares is summarized in the prospectus in the text following the headings "How to Purchase Shares -- Public Offering Price" and "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

     The portfolio securities in which the Funds invest fluctuate in value, and hence the net asset value per share of the Funds also fluctuates. On September 30, 1997, the net asset values per share of each Fund were calculated as follows:


                  Pacific-European Growth Fund--Class A Shares
                  --------------------------------------------
     Net Assets ($78,802,319)             = Net Asset Value Per Share ($13.50)
     ---------------------------------
     Shares Outstanding (5,836,071)

                  Pacific-European Growth Fund--Class B Shares
                  --------------------------------------------
     Net Assets ($55,489)                 = Net Asset Value Per Share ($13.47)
     ---------------------------------
     Shares Outstanding (4,120)

                  Pacific-European Growth Fund--Class Y Shares
                  --------------------------------------------
     Net Assets ($15,061,169)             = Net Asset Value Per Share ($13.55)
     ---------------------------------
     Shares Outstanding (1,111,928)

                  Emerging Markets Growth Fund--Class A Shares
                  --------------------------------------------
     Net Assets ($16,998,380)            = Net Asset Value Per Share ($10.96)
     ---------------------------------
     Shares Outstanding (1,551,058)

                  Emerging Markets Growth Fund--Class B Shares
                  --------------------------------------------
     Net Assets ($309,762)               = Net Asset Value Per Share ($10.86)
     ---------------------------------
     Shares Outstanding (28,531)

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature for the Funds may refer to "average annual total return" and "cumulative total return." All such total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in either of the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                                         n
                                   P(1+T)  = ERV

          Where:    P    =    a hypothetical initial payment of $1,000;
                    T    =    average annual total return;
                    n    =    number of years; and
                    ERV  =    ending redeemable value at the end of the period
                              of a hypothetical $1,000 payment made at the beginning of such period.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.


     The following table sets forth the average annual total returns for the Class A shares of each Fund for various periods ended September 30, 1997 and for the Class B shares of the Funds and the Class Y shares of Pacific-European Growth Fund for the period from inception through September 30, 1997.

                                Average Annual Total Returns--Class A Shares
                                --------------------------------------------
                                 1 Year          5 Years     Since Inception
                                 ------          -------     ---------------
Pacific-European Growth Fund      2.96%           9.90%           5.93%*
Emerging Markets Growth Fund *** 18.95%            N/A            1.33%**
----------------
*    Inception date:  4/27/90
**   Inception date:  11/9/93
*** Results prior to June 21, 1996 are based on historical performance of Hercules Latin American Value Fund, but deduct the 4% maximum sales charge applicable to Emerging Markets Growth Fund.

                                     Total Return Since Inception*
                                     -----------------------------
                                   Class B Shares    Class Y Shares
                                   --------------    --------------
Pacific-European Growth Fund           3.40%              3.71%
Emerging Markets Growth Fund           3.21%               N/A
---------------------
*  Inception date:   2/18/97

     The Adviser has waived or paid certain expenses of the Funds, thereby increasing total return and yield. These expenses may or may not waived or paid in the future in the Adviser's discretion. Absent any voluntary expense payments or waivers, the average annual total returns for the Class A shares of the Funds for one year, five years and since inception for the period ended September 30, 1997, and for the Class B shares of the Funds and the Class Y shares of Pacific-European Growth Fund for the period from inception through September 30, 1997, would have been:

                                           Average Annual Total Returns
                                           ----------------------------
                                       (absent voluntary expense waivers)
                                    1 Year        5 Years      Since Inception
                                    ------        -------      ---------------
Pacific-European Growth Fund         2.73%          9.65%            5.76% *
Emerging Markets Growth Fund ***     4.21%           N/A             0.05%**
---------------------

*   Inception date:  4/27/90
**  Inception date:  11/9/93
*** Results prior to June 21, 1996 are based on historical performance of Hercules Latin American Value Fund, but deduct the 4% maximum sales charge applicable to Emerging Markets Growth Fund.

                                           Total Return Since Inception*
                                           -----------------------------
                                         (absent voluntary expense waivers)
                                       Class B Shares         Class Y Shares
                                       --------------         --------------

Pacific-European Growth Fund                3.40%                  3.71%
Emerging Markets Growth Fund                2.52%                   N/A
---------------------
*    Inception date:  2/18/97

     Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to a Fund from the redeemable value of such payment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                                    CTR = (ERV-P) 100
                                           -----
                                             P

          Where:    CTR  =    Cumulative total return;
                    ERV  =    ending redeemable value at the end of the period
                              of a hypothetical $1,000 payment made at the
                              beginning of such period; and
                    P    =    initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The following table sets forth the cumulative total returns for each Fund from inception to September 30, 1997:

                                                    Cumulative Total Returns
                                                      (absent voluntary fee
                        Cumulative Total Returns  waivers and expense payments)
                        ------------------------  -----------------------------
                       Class A   Class B  Class Y   Class A   Class B   Class Y
                       -------   -------  -------   -------   -------   -------
Pacific-European
  Growth Fund*          53.45%     3.40%   3.71%     51.63%       *          *
Emerging Markets
  Growth Fund**          5.27%     3.21%    N/A       0.18%     2.52%       N/A
---------------------
*    No fees waived.
** Inception date: 4/27/90 (Class A shares), 2/18/97 (Class B shares and Class Y shares).
***  Inception date: 11/9/93 (Class A shares), 2/18/97 (Class B shares).
     Results prior to June 21, 1996 are based on the historical performance of Hercules Latin American Value Fund, but deduct the 4% maximum sales charge applicable to Emerging Markets Growth Fund.

     In addition to advertising total return, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. Performance information for the Funds also may be compared to various unmanaged indices. Unmanaged indices do not reflect deductions for administrative and management costs and expenses. The Funds may also include in advertisements and communications to Fund shareholders evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, MONEY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL.

                               PURCHASE OF SHARES

     For Class A shares of the Funds, an investor may qualify for a reduced sales charge through one or more of several plans. An investor must notify his or her Piper Jaffray Investment Executive or broker-dealer at the time of purchase to take advantage of these plans.

COMBINED PURCHASE PLAN

     An investor may reduce or eliminate front-end or initial sales charges by aggregating his or her purchase with purchases of certain related personal accounts. In addition, purchases made by members of certain organized groups will be aggregated for purposes of determining sales charges. Sales charges are calculated by adding the dollar amount of the investor's current purchase to the higher of the cost or current value of Class A shares of any Piper fund sold with a front-end sales charge that are currently held by the investor and the investor's related accounts or by other members of the organized group.

     QUALIFIED GROUPS. Purchases in the following personal accounts may be grouped together:

     - The investor's individual account.
     - The account of the investor's spouse.
     - Accounts of the investor's children.
     - The investor's employee benefit plan accounts if they are exclusively for his or her benefit. This includes accounts such as IRAs, individual 403(b) plans or single-participant Keogh-type plans but does not include plans that cover more than one participant.
     - A trust or trusts created for the primary benefit of the investor, his or her spouse or his or her children.

     Additionally, purchases made by members of any organized group meeting the requirements listed below may be aggregated for purposes of determining sales charges:

     - The group has been in existence for more than six months.
     - It is not organized for the purpose of buying redeemable securities of a registered investment company.
     - Purchases must be made through a central administration, or through a single dealer, or by other means that results in economy of sales effort or expense.

     An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

ACCUMULATION PRIVILEGE

     Initial sales charges for purchases of Class A Fund shares into Piper Jaffray accounts will be automatically calculated taking into account the dollar amount of any new purchases along with the higher of current value or cost of Class A shares previously purchased in any other mutual fund managed by the Adviser, provided such shares were sold with an initial sales charge. For other broker-dealer accounts, an investor should notify his or her Investment Executive at the time of purchase of additional Piper fund shares the investor owns.

LETTER OF INTENT

     An investor's initial sales charge may be reduced by signing a non-binding Letter of Intent, which the investor can obtain by contacting his or her Piper Jaffray Investment Executive or other broker-dealer. This Letter of Intent will state the investor's intention to invest $100,000 or more in Class A shares of any of the mutual funds managed by the Adviser that are sold with an initial sales charge over a 13-month period, beginning not earlier than 90 days prior to the date the investor signs the Letter. The investor will pay the lower sales charge applicable to the total amount he or she plans to invest over the 13-month period.

     Any redemptions made during the term of the Letter of Intent will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of a Letter of Intent, IFTC will hold shares representing 5% of the amount that the investor intends to invest during the 13-month period in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. Dividends on the escrowed shares will be paid to the shareholder. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased within the 13-month period, the investor will be required to pay, either in cash or by liquidating escrowed shares, an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time.

SPECIAL PURCHASE PLANS

     Class A shares of the Funds are available without a sales charge in the following situations:

     PURCHASES BY PIPER JAFFRAY COMPANIES, INC., ITS SUBSIDIARIES AND ASSOCIATED PERSONS

     Piper Jaffray Companies Inc. and its subsidiaries may buy Class A shares of the Funds without incurring a sales charge. The following persons associated with such entities also may buy Class A Fund shares without paying a sales charge:

     - Officers, directors and their spouses.
     - Employees, retirees and their spouses.
     - Sales representatives and their spouses.
     - Children, grandchildren, parents, grandparents or siblings of any of the above, or spouses of any of these persons.
     - Any trust, pension, profit-sharing or other benefit plan for any of the above.

All persons in the first four groups set forth above may continue to add to their accounts even after their company relationships have ended.

     PURCHASES BY BROKER-DEALERS

     Employees of broker-dealers who have entered into sales agreements with the Distributor, and spouses and children under the age of 21 of such employees, may buy Class A shares of the Funds without incurring a sales charge.

     PURCHASES BY OTHER INDIVIDUALS WITHOUT A SALES CHARGE

     The following other individuals and entities may also buy Class A Fund shares without paying a sales charge:

     - Clients of the Adviser buying shares of the Funds in their advisory accounts.
     - Trust companies, including Piper Trust Company, and bank trust departments using funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.
     - Investors purchasing shares through a Piper Jaffray Investment Executive if the purchase of such shares is funded by the proceeds from the sale of shares of any non-money market open-end fund that is not managed by the Adviser. This privilege is available for 30 days after the sale.
     - Former shareholders of American Government Term Trust Inc. may invest the distributions received by them in connection with the dissolution of such fund in shares of the Funds without payment of a sales charge.
     - Investors purchasing shares through a wrap fee account established by the Distributor or by another broker-dealer who has entered into a selected dealer agreement with the Distributor.

     PURCHASES BY EMPLOYEE BENEFIT PLANS

     Class A shares of the Funds will be sold at net asset value, without a sales charge, to employee benefit plans containing an actively maintained qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") (a "401(k) Plan"). In the event a 401(k) Plan of an employer has purchased Class A shares in the Funds or any other series of the Company (other than a money market fund) during a calendar quarter, any other employee benefit plan of such employer that is a qualified plan under Section 401(a) of the Code also may purchase Class A shares of the Funds during such quarter without incurring a sales charge.

                              REDEMPTION OF SHARES

GENERAL

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders who purchased Fund shares through a broker-dealer other than the Distributor may redeem such shares either by oral request to such broker-dealer or by written request to IFTC at the address set forth in the Prospectus. To be considered in proper form, written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, and give either a social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $10,000 or more or redemption proceeds are to be paid to someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. IFTC may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

REINVESTING AFTER A SALE

     A shareholder who has redeemed Class A shares of a Fund may reinvest all or part of the redemption proceeds in Class A shares of any fund managed by the Adviser within 30 days without payment of an additional sales charge. If the shareholder paid a contingent deferred sales charge ("CDSC") in connection with such redemption of Class A shares, the Distributor will refund a proportional amount of such CDSC. Similarly, a shareholder who has redeemed Class B shares of a Fund may reinvest all or a part of the redemption proceeds in the Class B shares of any fund managed by the Adviser within 30 days of such redemption and the

Distributor will refund a proportional amount of the CDSC paid on such redemption. Such refund will be based upon the ratio of the net asset value of shares purchased in the reinvestment to the net asset value of shares redeemed. Reinvestments will be allowed at net asset value (without the payment of an initial sales charge in the case of Class A shares), irrespective of the amounts of the reinvestment, but shall be subject to the same pro rata CDSC that was applicable to the earlier investment; however, the period during which the CDSC shall apply on the newly issued shares shall be the period applicable to the redeemed shares extended by the number of days between the redemption and the reinvestment dates (inclusive).

SYSTEMATIC WITHDRAWAL PLAN

     To establish a Systematic Withdrawal Plan for a Fund and receive regular periodic payments, an account must have a value of $5,000 or more ($1 million or more in the case of Class Y shares). A request to establish a Systematic Withdrawal Plan must be submitted in writing to an investor's Piper Jaffray Investment Executive or other broker-dealer. There are no service charges for maintenance; the minimum amount that may be withdrawn each period is $100.
(This is merely the minimum amount allowed and should not be interpreted as a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares of the same Class at net asset value. To provide funds for payment, the appropriate Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. Redemption of shares may reduce or possibly exhaust the shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     A confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in the account will be sent. The plan may be terminated on written notice by the shareholder or the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. The amount and schedule of withdrawal payments may be changed or suspended by giving written notice to your Piper Jaffray Investment Executive or other broker-dealer at least seven business days prior to the end of the month preceding a scheduled payment.

                                    TAXATION

GENERAL

      Each Fund qualified during its last taxable year and intends to qualify in the future as a regulated investment company for federal income tax purposes.
In order to so qualify, a Fund must meet certain requirements imposed by the Code as to the sources of the Fund's income and the diversification of the Fund's assets. A Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities (including, but not limited to, gains from options, futures or forward contracts); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by (A) cash, United States government securities or securities of other regulated investment companies, and (B) other securities that, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than United States government securities or the securities of other regulated investment companies) or two or more issuers controlled by the Fund and determined to be engaged in the same trade or business.

     If a Fund qualifies as a regulated investment company and satisfies a minimum distribution requirement, the Fund will not be subject to federal income tax on income and gains to the extent that it distributes such income and gains to its shareholders. The minimum distribution requirement is satisfied if a Fund distributes at least 90% of its net investment income (including tax-exempt interest and net short-term capital gains) for the taxable year. Although each Fund intends to satisfy the above minimum distribution requirement, it may elect to retain its remaining net investment income. A Fund would be subject to corporate tax (at rates up to 35%) on any undistributed income. In addition, a Fund may in the future decide to retain all or a portion of its net capital gain, as described under "Federal Tax Treatment of Shareholders -- Distributions to Shareholders," below.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent that it does not distribute by the end of each calendar year (or is not subjected to regular corporate tax in such year on) an amount equal to the sum of (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses for the one-year period ending on October 31 of each year; and (c) the undistributed income and gains from the preceding years (if any).

     Each Fund's investments may be subject to taxes in foreign countries which would reduce the total return on such investments. In addition, if a Fund is deemed to be a resident of the United Kingdom for United Kingdom tax purposes or if a Fund is treated as being engaged in a trading activity through an agent in the United Kingdom, there is a risk that the United Kingdom will attempt to tax all or a portion of such Fund's gains or income. In light of the structure of the Funds and the terms and conditions of the Advisory and Sub-Advisory Agreements, the Adviser believes that any such risk is minimal.

FEDERAL TAX TREATMENT OF SHAREHOLDERS

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders attributable to a Fund's net investment income (including interest income and net short-term capital gains) are taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund. It is not anticipated that any of the Funds' distributions will qualify for the dividends received deduction for corporate shareholders.

     Distributions of any net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss, if any) that are designated as capital gain dividends generally are taxable as long-term capital gains, whether paid in cash or additional shares of a Fund, regardless of how long the shares have been held. However, as discussed in the Prospectus under "Holding Shares -- Taxing of Dividends and Other Distributions," it is expected that IRS regulations issued pursuant to the Taxpayer Relief Act of 1997 will provide that the Funds must notify shareholders who are individuals, estates or trusts as to whether they must treat capital gain dividends that they receive as mid-term or long-term capital gains.

     Each Fund may elect to retain all or a portion of its net capital gain and be taxed at the corporate tax rate for such capital gains, which is currently 35%. In such event, the Fund would most likely make an election that would require each shareholder of record on the last day of the Fund's taxable year to include in income for tax purposes his proportionate share of the Fund's undistributed net capital gain. If such an election is made, each shareholder would be entitled to credit his proportionate share of the tax paid by a Fund against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the shareholder would be entitled to increase the basis of his shares for federal tax purposes by an amount equal to 65% of his proportionate share of the undistributed net capital gain.

     Dividends and distributions by each Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if reinvested in additional shares of the Fund). However, any dividend declared by a Fund in October, November or December of any calendar year which is payable to shareholders of record on a specified date in such a month will be treated as received by the shareholders on December 31 of such year if the dividend is paid during January of the following year. The realization by a Fund of original issue or market discount will increase the investment income of such Fund and the amount required to be distributed.

     FOREIGN TAX CREDIT ELECTION.   Each Fund may be subject to taxes on its
income imposed by foreign countries. If at the end of a Fund's fiscal year more than 50% of its total assets consist of securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such foreign taxes as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes.

     SALE OF SHARES. In general, if a share of common stock is sold or exchanged, the seller will recognize gain or loss equal to the difference between the amount realized in the sale or exchange and the seller's adjusted basis in the share of common stock. For corporate shareholders, any gain or loss realized upon a sale or exchange of shares of common stock will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. For shareholders who are individuals, estates, or trusts, the gain or loss will be considered long-term if the shareholder has held the shares for more than 18 months or mid-term if the shareholder has held the shares for more than one year but not more than 18 months, and otherwise as short-term capital gain or loss. Further, if such shares are held for six months or less, loss realized by a shareholder will be treated as long-term capital loss to the extent of the total of any capital gain dividend received by the shareholder. In addition, any loss realized on a sale or exchange of shares of common stock will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     BACKUP WITHHOLDING. Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

     OTHER TAXES. Distributions may also be subject to state, local and foreign taxes depending on each shareholder's particular situation.

     FOREIGN SHAREHOLDERS. The foregoing discussion relates solely to United States federal income tax law as applicable to "U.S. persons,"I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons should consult their tax advisers regarding the U.S. and non-U.S. tax consequences of ownership of shares of the Funds, including the fact that such a shareholder may be subject to U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on amounts constituting ordinary income from U.S. sources, including ordinary dividends paid by the Funds.

CONSEQUENCES OF CERTAIN FUND INVESTMENTS

     The Funds engage in various hedging transactions. Under various provisions of the Code, the result of such transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. The extent to which a Fund may be able to use such hedging techniques may be limited by the requirement that generally less than 30% of a Fund's gross income consist of gains from the sale or disposition of certain assets held for less than three months.

     Under Section 988 of the Code, all or a portion of gains and losses from certain transactions is treated as ordinary income or loss. These rules generally apply to transactions in certain securities denominated in foreign currencies, forward contracts in foreign currencies, futures contracts in foreign currencies that are not "regulated futures contracts," certain unlisted options and foreign currency swaps. The rules under Section 988 may also affect the timing of income recognized by the Fund.

     Each Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company ("PFIC"). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The Funds have no current intention to invest in PFICs.

                               GENERAL INFORMATION

     The Bylaws of the Company provide that shareholder meetings be held only with such frequency as required under Minnesota law. Minnesota corporation law requires only that the Board of Directors convene shareholder meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of a corporation may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of the corporation. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of the corporation. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all amendments to investment advisory contracts and for certain amendments to Rule 12b-1 distribution plans.

     Minnesota has enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care" (the duty to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of

"loyalty" to the corporation or its shareholders (the duty to act in good faith and in a manner reasonably believed to be in the best interest of the corporation), (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (c) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and the 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of the duties of a director. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota law and the 1940 Act.

                              FINANCIAL STATEMENTS

     The audited financial statements of Pacific-European Growth Fund and Emerging Markets Growth Fund dated September 30, 1997, as set forth in the Funds' Annual Report, are incorporated by reference into this Statement of Additional Information. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, independent auditors of the Funds, given on the authority of such firm as experts in accounting and auditing.

                               PENDING LITIGATION

     Complaints have been brought in federal and state court relating to one open-end and twelve closed-end investment companies managed by the Adviser and to two open-end funds for which the Adviser has acted as sub-adviser. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled IN RE: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT
INCOME PORTFOLIO LITIGATION.   The Amended Consolidated Class Action Complaint
was filed on October 5, 1994, in the United States District Court, District of Minnesota, against Institutional Government Income Portfolio (a series of Piper Funds Inc.), the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of Piper Funds Inc.

     A complaint was filed by Gary E. Nelson on June 28, 1995 in the United States District Court for the Western District of Washington at Seattle against American Strategic Income Portfolio Inc. -- II ("BSP"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen,

William H. Ellis and Edward J. Kohler. A second complaint was filed by the same individual in the same court on July 12, 1995 against American Opportunity Income Fund Inc. ("OIF"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. On September 7, 1995, Christian Fellowship Foundation Peace United Church of Christ, Gary E. Nelson and Lloyd Schmidt filed an amended complaint purporting to be a class action in the United States District Court for the District of Washington. The complaint was filed against American Government Income Portfolio, Inc. ("AAF"), American Government Income Fund Inc. ("AGF"), American Government Term Trust, Inc., American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. -- II, American Strategic Income Portfolio Inc. -- III ("CSP"), American Opportunity Income Fund Inc., American Select Portfolio Inc., Piper Jaffray Companies Inc., the Distributor, the Adviser and certain associated individuals. By Order filed October 5, 1995, the complaints were consolidated. Plaintiffs filed a second amended complaint on February 5, 1996 and a third amended complaint on June 4, 1996. The third amended third complaint alleges generally that the prospectus and financial statements of each investment company were false and misleading. Specific violations of various federal securities laws are alleged with respect to each investment company. The complaint also alleges that the defendants violated the Racketeer Influenced and Corrupt Organizations Act, the Washington State Securities Act and the Washington Consumer Protection Act. The Court has granted final approval to a Settlement Agreement which became effective on September 20, 1997. The Settlement Agreement provides $15.5 million to class members in payments by Piper Jaffray Companies Inc. and the Adviser over the next four years. The settlement also includes an agreement that each of OIF, AAF, and AGF would offer to repurchase up to 25% of their outstanding shares from current shareholders at net asset value. If the discounts between net asset value and market price of these funds do not decrease to 5% or less within approximately two years after the effective date of the settlement, the fund boards may submit shareholder proposals to convert these funds to an open-end format. Finally, the agreement stipulates that each of ASP, BSP, CSP and SLA would offer to repurchase up to 10% of their outstanding shares from current shareholders at net asset value. Shareholders received notice of the offers to repurchase in October 1997, and the offers to repurchase expired on November 17, 1997.

     Four additional complaints are pending which involve the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action and are based on claims similar to that action. The first additional complaint was filed against the Distributor and Richard Tallent in Montana State District Court, Silver Bow County on November 1, 1995 by plaintiff John Darlington. The second complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Kenneth Schneider. The third complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Margaret Nagel. The fourth complaint was filed against the Distributor on August 7, 1996 by plaintiff Kenneth Gennerman as Trustee of the Nicole Bowlin Trust in Wisconsin Circuit

Court, Waukesha County. In addition to the above complaints, a number of arbitrations have been commenced by individual investors in the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action.

     Complaints have also been filed relating to two open-end funds for which the Adviser has acted as sub-adviser, Managers Intermediate Mortgage Fund and Managers Short Government Fund. A complaint was filed on September 26, 1994 in the United States District Court, District of Connecticut, by Florence R. Hosea, Bobby W. Hosea, Getrud B. Dale and Peter M. Dale, Andrew Poffel and Diane Poffel as tenants by the Entireties, Myrone Sarone, Donna M. DiPalo, Bernard B. Geltner and Gail Geltner and Paul Delman. The complaint was filed against The Managers Funds, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, an individual associated with the Adviser, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The complaint, which is a putative class action, alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and alleges negligent misrepresentation, breach of fiduciary duty and common law fraud. A similar complaint was filed as a putative class action in the same court on November 4, 1994. The complaint was filed by Karen E. Kopelman against The Managers Fund, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The two putative class actions were consolidated by court order on December 13, 1994. Plaintiffs filed an Amended and Restated Complaint on July 19, 1995. The named plaintiffs and defendants have entered into a settlement agreement which is subject to approval by the court and a sufficiently large percentage of class members. Pursuant to the terms of the settlement agreement, defendants collectively have agreed to pay a total amount of up to $6,942,733.66. The Piper defendants have agreed to pay up to $4,592,220.59, consisting of up to $923,930.23 in cash and three notes, each bearing interest of six percent per annum, to be paid as follows: $1,199,908.06 six months from the settlement effective date; $1,097,058.80 to be paid twelve months from the effective date; and $1,371,323.50 to be paid eighteen months from the effective date. The settlement of this putative class action is contingent on the settlement of related actions involving claims by First Commercial Trust Company, an investor in Managers Intermediate and other funds. A complaint relating to the Managers Short Government Fund was filed on November 18, 1994 in the United States District Court, District of Minnesota. The complaint was filed by Robert Fleck as a putative class action against The Managers Funds, The Managers Funds, L.P., the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc., Robert P. Watson, John E. Rosati, William
M. Graulty, Madeline H. McWhinney, Steven J. Pasggioli, Thomas R. Schneeweis and Managers Short Government Fund, F/K/A/ Managers Short Government Income Fund. The complaint alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and negligent misrepresentation. The Court granted final approval to a settlement agreement which will provide to class members up to a total of $1.5 million collectively from The Managers Funds, L.P. and the Adviser. The effective date of the settlement was September 2, 1997. A third complaint relating to both the Managers Intermediate

Mortgage Fund and the Managers Short Government Fund was filed on October 26, 1995 in Connecticut State Superior Court, Stamford/Norwalk District. The complaint was filed by First Commercial Trust Company, N.A. against the Managers Funds, Managers Short Government Fund, Managers Intermediate Mortgage Fund, Managers Short and Intermediate Bond Fund, The Managers Funds, L.P., EAIMC Holdings Corporation, Evaluation Associates Holding Corporation, EAI Partners, L.P., Evaluation Associates, Inc., Robert P. Watson, William W. Graulty, Madeline H. McWhinney, Steven J. Paggioli, Thomas R. Schneeweis, William J. Crerend, the Adviser, Piper Jaffray Companies Inc., Worth Bruntjen, Standish, Ayer & Wood, Inc., TCW Funds Managements, Inc., and TCW Management Company. The complaint alleges claims under Connecticut common law and violation of the Connecticut Securities Act and the Connecticut Unfair and Deceptive Trade Practices Act. The parties have entered into a settlement agreement to resolve this matter. Pursuant to the settlement agreement, the share of the settlement to be paid by the Piper defendants is a total of $1,995,968.75 consisting of $314.259.10 in cash and three notes, bearing simple interest of six percent per annum, to be paid as follows: $550,091.95 to be paid six months from the effective date; $502,941.20 to be paid 12 months from the effective date; $628,676.50 to be paid 18 months from the effective date. The settlement of this matter is contingent on the settlement of the related Hosea/Kopelman Consolidated Action and the settlement will not be effective until the effective date of the settlement in the Hosea/Kopelman Consolidated Action.

     The Adviser and Distributor do not believe that the settlements described above, or any of the above lawsuits and arbitrations, will have a material adverse effect upon their ability to perform under their agreements with the Company, and they intend to defend the remaining lawsuits vigorously.

                                   APPENDIX A
                       CORPORATE BOND, PREFERRED STOCK AND
                            COMMERCIAL PAPER RATINGS

COMMERCIAL PAPER RATINGS

     STANDARD & POOR'S RATINGS SERVICES. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

     MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1 Superior capacity for repayment of short-term promissory obligations

     Prime-2 Strong capacity for repayment of short-term promissory obligations

     Prime-3 Acceptable capacity for repayment of short-term promissory obligations

CORPORATE BOND RATINGS

     STANDARD & POOR'S RATINGS SERVICES.   Standard & Poor's ratings for
corporate bonds have the following definitions:

     Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

     Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     MOODY'S INVESTORS SERVICE, INC. Moody's ratings for corporate bonds include the following:

     Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

PREFERRED STOCK RATING

     STANDARD & POOR'S RATINGS SERVICES. Standard & Poor's ratings for preferred stock have the following definitions:

     An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

     An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

     MOODY'S INVESTORS SERVICE, INC. Moody's ratings for preferred stock include the following:

     An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

                                   APPENDIX B
                        GENERAL CHARACTERISTICS AND RISKS
                             OF OPTIONS AND FUTURES

OPTIONS ON SECURITIES

     The Funds may write covered put and call options and purchase put and call options on the securities in which it may invest that are traded on U.S. and foreign securities exchanges and in over-the-counter markets.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

FUTURES CONTRACTS

     The Funds may, for hedging purposes, enter into contracts for the purchase or sale for future delivery of securities or foreign currencies, or contracts based on securities or financial indices including any index of the types of securities in which the Fund may invest. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     At the same time a futures contract is purchased or sold, a Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day a Fund would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Management may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although Management will only enter into futures contracts if it believes that use of such contracts will benefit a Fund, if Management's investment judgment about the general direction of securities prices is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of a decrease in securities prices which would adversely affect the price of securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

     The Funds may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against an anticipated increase in securities prices.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a

Fund may purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of a decline in securities prices.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to many types of securities in which the Funds invest are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. See "Taxation--Consequences of Certain Fund Investments."

ADDITIONAL RISKS OF OPTIONS ON SECURITIES AND OPTIONS ON FUTURES CONTRACTS

     Options on securities may be traded over-the-counter. In an over-the-counter trading environment, much of the protection afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of its initial investment, due to the margin requirements associated with such positions.

     In addition, options on securities, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors;
(b) lesser availability than in the United States of data on which to make trading decisions; (c) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (e) lesser trading volume.

FUTURE DEVELOPMENTS

     The Funds may, following written notice thereof to its shareholders, take advantage of opportunities in the area of options and futures contracts and options on futures contracts which are not currently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for a Fund. Such opportunities, if they arise, may involve risks which exceed those involved in the options and futures activities described above.

                                     PART C

                             PIPER GLOBAL FUNDS INC.

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Reports previously filed with the Commission.

(b)   Exhibits:
      1.1  Articles of Incorporation (2)
      1.2  Articles of Amendment to Articles of Incorporation (4)
      1.3  Certificate of Designation of Series B (5)
      1.4 Certificate of Designation of Class A, Class B and Class Y of Series A and of Class A and Class B of Series B (7)
      2.1  Amended and Restated Bylaws (4)
      2.2  Amendment to the Bylaws (7/6/95) (5)
      2.3  Amendment to the  Amended and Restated Bylaws (4/8/96) (5)
      3.   Not applicable
      4.   Not applicable
      5.1  Investment Advisory and Management Agreement (4)
      5.2  Supplement to Investment Advisory and Management Agreement (5)
      5.3  Amendment to Investment Advisory and Management Agreement (7)
      5.4  Sub-Investment Advisory Agreement (Series A) (4)
      5.5  Sub-Advisory Agreement (Series B) (5)
      5.6  Amendment to Sub-Investment Advisory Agreement (7)
      6.   Distribution Agreement (dated 2/18/97) (7)
      7.   Not applicable
      8.1  Custody and Investment Accounting Agreement (6)
      9.1  Shareholder Account Servicing Agreement with Piper Trust Company (7)
      9.2  Shareholder Account Servicing Agreement with Piper Jaffray Inc. (7)
      10.1 Opinion and Consent of Dorsey & Whitney LLP with respect to Series B
           (5)
      10.2 Opinion and Consent of Dorsey & Whitney LLP with respect to Class A, Class B and Class Y of Series A and Class A and Class B of Series B
           (7)
      11.  Consent of KPMG Peat Marwick LLP (8)
      12.  Not applicable
      13.  Not applicable
      14.  Not applicable
      15.1 Amended Plan of Distribution (effective 2/18/97) (Series A) (7)
      15.2 Amended Plan of Distribution (effective 2/18/97) (Series B) (7)
      16.  Computation of Performance Quotations (1)
      17.  Power of Attorney (7)
      18.  Plan pursuant to Rule 18f-3 under the Investment Company
           Act of 1940 (7)
---------------------------
(1)   Previously filed.
(2) Incorporated by reference to the Registrant's Registration Statement on Form N-2, filed February 16, 1990, File No. 33-33534.

(3) Incorporated by reference to Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed April 19, 1990, File No. 33-33534.
(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed June 28, 1993.
(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed July 1, 1996.
(6) Incorporated by reference to Registrant's Registration Statement on Form N-14 filed April 6, 1996.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed February 18, 1997.
(8)   Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

      As of November 14, 1997, the number of record holders of each class of Common Shares was:
                                          Number of Record Holders
                                          ------------------------
                                         Class A   Class B    Class Y
                                         -------   -------    -------
Pacific-European Growth Fund              8,547       25         5
Emerging Markets Growth Fund              2,872       52         *

*         Class of shares not offered.

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant will comply with the indemnification requirements of Investment Company Act Releases 7221 (June 9, 1972) and 11330 (September 2,
1980).

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

        Name                                 Title
        ----                                 -----
     Paul A. Dow                   Chief Executive Officer and
                                    Chief Investment Officer
     E. Peter Gillette, Jr.        Director
     Deborah K. Roesler            Director
     Paula Meyer                   President and Director of Marketing
     Susan S. Miley                Senior Vice President, General Counsel and
                                    Secretary
     Richard Daly                  Senior Vice President
     Michael C. Derck              Senior Vice President
     John J. Gibas                 Senior Vice President
     Marijo A. Goldstein           Senior Vice President
     Mark R. Grotte                Senior Vice President
     Jerry F. Gudmundson           Senior Vice President
     Joyce A. K. Halbe             Senior Vice President
     Robert C. Hannah              Senior Vice President
     Gregory Hanson                Senior Vice President
     Lynne Harrington              Senior Vice President
     Douglas Hedberg               Senior Vice President
     Mary M. Hoyme                 Senior Vice President
     Kim Jenson                    Senior Vice President

     Jeffrey Johnson               Senior Vice President
     Russell J. Kappenman          Senior Vice President
     Kimberly F. Kaul              Senior Vice President
     Thomas S. McGlinch            Senior Vice President
     Steven V. Markusen            Senior Vice President
     Robert H. Nelson              Senior Vice President
     Chris Neuharth                Senior Vice President
     William Nimmo                 Senior Vice President
     Gary Norstrem                 Senior Vice President
     Nancy S. Olsen                Senior Vice President
     Ronald R. Reuss               Senior Vice President
     Bruce D. Salvog               Senior Vice President
     Sandra K. Shrewsbury          Senior Vice President
     Eric L. Siedband              Senior Vice President
     David M. Steele               Senior Vice President
     Jill A. Thompson              Senior Vice President
     John G. Wenker                Senior Vice President
     Douglas J. White              Senior Vice President
     Mark Austin                   Vice President
     Cynthia K. Castle             Vice President
     Molly Destro                  Vice President
     Rochelle B. Gonzo             Vice President
     Joan L. Harrod                Vice President
     James Jenson, Jr.             Vice President
     Amy K. Johnson                Vice President
     Wan-Chong Kung                Vice President
     David Luebke                  Vice President
     Jane C. Longueville           Vice President
     Yedda Marks                   Vice President
     Brent D. Mellum               Vice President
     Steven Meyer                  Vice President
     Thomas Moore                  Vice President
     Paul D. Pearson               Vice President
     Scott Richter                 Vice President
     Catherine M. Stienstra        Vice President
     Shaista Tajamal               Vice President
     Jane K. Welter                Vice President
     Fong P. Woo                   Vice President

     Principal occupations of Messrs. Dow and Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. GILLETTE has been a Director of the Adviser since 1997 and President and Chairman of Piper Trust since 1995, prior to which he was a Commissioner with the State of Minnesota since 1991. MS. MEYER has been President and Director of Marketing of the Adviser since 1997, prior to which she was a Senior Vice President of the Adviser since 1994, and prior thereto a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MS. ROESLER has been a Director of the Adviser since 1997 and Chief Financial Officer/Treasurer of Piper Jaffray Companies Inc. since 1989.

     MR. DALY has been a Senior Vice President of the Adviser since November 1996, prior to which he had been a Vice President of the Adviser from 1992 to 1996. MR. DERCK has been a Vice President of the Adviser since 1992. MR. GIBAS has been a Senior Vice President of the Adviser since 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MS. HALBE has been a Senior Vice President of the Adviser since 1997, prior to which she was a Vice President from 1996 to 1997, and prior thereto she was a Vice President at First Asset Management since 1990. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MR. HANSON has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was employed at Washington Square Advisers, Minneapolis since 1979, most recently as a Senior Vice President and Portfolio Manager. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MR. HEDBERG has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was employed at Washington Square Advisers, Minneapolis, since 1981, most recently as an Executive Vice President, Managing Director and Portfolio Manager. MS. HOYME has been a Senior Vice President of the Adviser since 1997, prior to which she was a Vice President of the Adviser from 1996 to 1997, and prior thereto, she had been a Vice President at First Asset Management since 1989. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. JOHNSON has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was a Vice President at First Asset Management since 1991. MR. KAPPENMAN has been a Senior Vice President of the Adviser since 1996, prior to which he was a Vice President of the Adviser from 1991 to 1996. MS. KAUL has been a Senior Vice President of the Adviser since 1996 and Director of Corporate Communications of the Adviser since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992.
MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MR. NEUHARTH has been a Senior Vice President of the Adviser since 1997, prior to which he was a Vice President of the Adviser from 1996 to 1997, and prior thereto he had been a senior mortgage trader at FBS Mortgage since 1995. MR. NIMMO has been a Senior Vice President of the Adviser since 1997, prior to which he was a Vice President of the Adviser from 1996 to 1997, and prior thereto, a Vice President of Washington Square Capital Management since 1991. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992. MR. SIEDBAND has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1992 to 1996. MR. STEELE has been a Senior Vice President of the Adviser since 1992. MS. THOMPSON has been a Senior Vice President of the Adviser since November 1996, prior to which she was a Vice President of the Adviser from 1994 to 1996, and prior thereto, a Vice President of Piper Jaffray since 1991.
MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993. MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MR. AUSTIN has been a Vice President of the Adviser since 1997, prior to which he was an Assistant Vice President of the Adviser since 1994, and prior thereto, an associate in institutional marketing at Investment Advisers Inc. from 1992 to 1994. MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MS. DESTRO has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. GONZO has been a Vice President of the Adviser since 1996, prior to which she was a communications manager of the Adviser since 1993, and prior thereto, a senior financial communications specialist at Minnesota Mutual in St. Paul, Minnesota from 1986 to 1993. MS. HARROD has been a Vice President of the Adviser since 1992. MR. JENSON has been a Vice President of the Adviser since 1997, prior to which he was employed at Norwest Investment Services, Minneapolis, since 1989, most recently as a Vice President and Director of Product Management/Wholesaler. MS. JOHNSON has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MR. LUEBKE has been a Vice President and Intermediate Equity Analyst of the Adviser since 1997, prior to which he was employed at First Bank System since 1986, most recently as a Vice President. MS. LONGUEVILLE has been a Vice President of the Adviser since November 1996, prior to which she was an Assistant Vice President since 1995, and prior thereto, a communications manager at the Adviser. MS. MARKS has been a Vice President of the Adviser since 1997, prior to which she worked in the derivatives department of Piper Jaffray Companies since 1994. MR. MELLUM has been a Vice President of the Adviser since 1996, prior to which he was an Assistant Vice President of the Adviser since 1995, and prior thereto, a credit analyst at the Adviser since 1993, and prior to that he was a student. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MR. RICHTER has been a Vice President and Assistant General Counsel of the Adviser since 1997, prior to which he was an attorney at Popham Haik Schnobrich & Kaufman since 1982. MS. STIENSTRA has been a Vice President and a municipal bond trader of the Adviser since 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the

Adviser from 1990 to 1993. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:


                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------

Addison L. Piper         Chairman of the Board of                 None
                         Directors and Chief Executive
                         Officer

Andrew S. Duff           President                                None

Ralph W. Burnet          Member of the Board                      None
                         of Directors

Christopher E. Clouser   Member of the Board                      None
                         of Directors

Susan E. Engel           Member of the Board                      None
                         of Directors

Kathy Halbreich          Member of the Board                      None
                         of Directors

Robert S. Slifka         Member of the Board                      None
                         of Directors

David Stanley            Member of the Board                      None
                         of Directors

James J. Bellus          Managing Director                        None

AnnDrea M. Benson        Managing Director and                    None
                         General Counsel

David E. Rosedahl        Managing Director                        None
                         and Secretary

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Darren L. Acheson        Managing Director                        None

Jeffrey C. Adamson       Managing Director                        None

Mark D. Appelbaum        Managing Director                        None

Jack M. Armstrong        Managing Director                        None

Lynda M. Babcock         Managing Director                        None

James J. Bellus          Managing Director                        None

Lloyd K. Benson          Managing Director                        None

Christopher P. Bessette  Managing Director                        None

Gary J. Blauer           Managing Director                        None

Karen M. Bohn            Managing Director                        None

Eric A. Borg             Managing Director                        None

Ronald O. Braun          Managing Director                        None

Jay A. Brunkhorst        Managing Director                        None

Edward M. Caillier       Managing Director                        None

Kenneth S. Cameranesi    Managing Director                        None

Joseph V. Caruso         Managing Director                        None

Antonio J. Cecin         Managing Director                        None

Joyce E. Chaney          Managing Director                        None

Kenneth P. Clark         Managing Director                        None

Linda A. Clark            Managing Director                       None

Stephen B. Clark         Managing Director                        None

John P. Clausen          Managing Director                        None

Carol L. Collias         Managing Director                        None

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Mark Copman              Managing Director                        None

David P. Crosby          Managing Director                        None

Mark A. Curran           Managing Director                        None

George S. Dahlman        Managing Director                        None

Michael D. Deede         Managing Director                        None

Joel R. Denney           Managing Director                        None

Jack C. Dillingham       Managing Director                        None

Mark T. Donahoe          Managing Director                        None

Darci L. Doneff          Managing Director                        None

Stephen M. Dragos        Managing Director                        None

Andrew S. Duff           Managing Director                        None

Michael D. Duffy         Managing Director                        None

Andrew W. Dunleavy       Managing Director                        None

John O. Eaton            Managing Director                        None

William H. Ellis         Managing Director                        None

Fred R. Eoff, Jr.        Managing Director                        None

Richard D. Estenson      Managing Director                        None

Francis E. Fairman IV    Managing Director                        None

John R. Farrish          Managing Director                        None

James D. Fehrenbach      Managing Director                        None

Gordon R. Ferguson       Managing Director                        None

Paul Ferry               Managing Director                        None

Mark E. Fisler           Managing Director                        None

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Michael W. Follett       Managing Director                        None

 Steven T. Frisbie       Managing Director                        None

Daniel P. Gallaher       Managing Director                        None

Peter M. Gill            Managing Director                        None

Kevin D. Grahek          Managing Director                        None

Paul D. Grangaard        Managing Director                        None

Thomas J. Gunderson      Managing Director                        None

James S. Harrington      Managing Director                        None

Charles N. Hayssen       Managing Director                        None

William P. Henderson     Managing Director                        None

Allan F. Hickok          Managing Director                        None

Richard L. Hines         Managing Director                        None

David B. Holden          Managing Director                        None

Charles E. Howell, Jr.   Managing Director                        None

Bruce C. Huber           Managing Director                        None

John R. Jacobs           Managing Director                        None

Kim R. Jenson            Managing Director                        None

Earl L. Johnson          Managing Director                        None

Richard L. Johnson       Managing Director                        None

Nicholas P. Karos        Managing Director                        None

Paul P. Karos            Managing Director                        None

Lisa A. Kenvon           Managing Director                        None

Richard G. Kiss          Managing Director                        None

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Gordon E. Knudsvig       Managing Director                        None

Jerome P. Kohl           Managing Director                        None

Michael J. Lanigan       Managing Director                        None

Eric W. Larson           Managing Director                        None

Michael L. Libera        Managing Director                        None

Marina M. Lyon           Managing Director                        None

Michael R. Mach          Managing Director                        None

Robert E. Mapes          Managing Director                        None

Peter T. Mavroulis       Managing Director                        None

Robert B. McClanahan     Managing Director                        None

Michael P. McMahon       Managing Director                        None

Gregory T. McNellis      Managing Director                        None

Joseph E. Meyers, Jr.    Managing Director                        None

Davil L. Midgley         Managing Director                        None

Dennis V. Mitchell       Managing Director                        None

Edward P. Nicoski        Managing Director                        None

Barry J. Nordstrand      Managing Director                        None

Brooks G. O'Neil         Managing Director                        None

John P. O'Neill          Managing Director                        None

Benjamin S. Oehler       Managing Director                        None

Timothy J. Oswald        Managing Director                        None

John Otterlei            Managing Director                        None

William O. Patterson     Managing Director                        None

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Robin C. Pfister         Managing Director                        None

Daniel J. Phillips       Managing Director                        None

Addison L. Piper         Managing Director                        None

Laurence S. Podobinski   Managing Director                        None

Steven J. Proeschel      Managing Director                        None

Rex W. Ramsay            Managing Director                        None

Brian J. Ranallo         Managing Director                        None

Roger W. Redmond         Managing Director                        None

Stacey R. Rickert        Managing Director                        None

Robert P. Rinek          Managing Director                        None

Wesley L. Ringo          Managing Director                        None

Jim M. Roane             Managing Director                        None

Deborah K. Roesler       Managing Director                        None

Ross E. Rogers           Managing Director                        None

Jeanne R. Rosengren      Managing Director                        None

Maxine D. Rossini        Managing Director                        None

Terry D. Sandven         Managing Director                        None

Thomas P. Schnettler     Managing Director                        None

Steven R. Schroll        Managing Director                        None

Joyce Nelson Schuette    Managing Director                        None\

David P. Sirianni        Managing Director                        None

Arch C. Smith            Managing Director                        None

Robert L. Sonnek         Managing Director                        None

                           Positions and Offices        Positions and Offices
     Name                     with Underwriter              with Registrant
------------------       --------------------------     ---------------------


Sandra G. Sponem         Managing Director                        None

Thomas E. Stanberry      Managing Director                        None

DeLos V. Steenson        Managing Director                        None

Richard J. Stream        Managing Director                        None

Robert A. Stuber         Managing Director                        None

D. Greg Sundberg         Managing Director                        None

Robert D. Swerdling      Managing Director                        None

Garey T. Symington, Jr.  Managing Director                        None

William H. Teeter        Managing Director                        None

Ann C. Tillotson         Managing Director                        None

John F. Turner           Managing Director                        None

Marie A. Uhrich          Managing Director                        None

Momchilo Vucenich        Managing Director                        None

Charles M. Webster, Jr.  Managing Director                        None

Darrell L. Westby        Managing Director                        None

David R. Westcott        Managing Director                        None

Douglas R. Whitaker      Managing Director                        None

James H. Wilford         Managing Director                        None

Cindy L. Witt            Managing Director                        None

Stephen W. Woodard       Managing Director                        None

Mark E. Wren             Managing Director                        None

Bradley F. Zilka         Managing Director                        None

Beverly J. Zimmer        Managing Director                        None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of November 1997.

                                  PIPER GLOBAL FUNDS INC.
                                  (Registrant)

                                  By /s/ Paul A. Dow
                                     -----------------------------
                                     Paul A. Dow, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow               President (principal         November 24, 1997
------------------------      executive officer)
Paul A. Dow

/s/ Robert H. Nelson          Treasurer (principal         November 24, 1997
------------------------      financial and
Robert H. Nelson              accounting officer)

David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director

David A. Hughey*              Director

George Latimer*               Director


*By /s/ William H. Ellis                                   November 24, 1997
   ------------------------
   William H. Ellis, Attorney-in-Fact